Registration Nos. 333-66807
                                                                       811-09093

  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 28, 2001

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                                  /X/
Pre-Effective Amendment No.                                             / /
                            ---
Post-Effective Amendment No.  28                                        /X/
                             ---
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                          /X/
Amendment No. 31                                                        /X/
              --
(Check appropriate box or boxes)


                                 E*TRADE FUNDS

               (Exact name of Registrant as specified in charter)

                              4500 Bohannon Drive
                              Menlo Park, CA 94025
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (650) 331-6000

                                    Amy Errett
                                  E*TRADE Funds
                               4500 Bohannon Drive
                               Menlo Park, CA 94025
                    (Name and address of agent for service)

                  Please send copies of all communications to:

David A. Vaughan, Esq.                   Amy Errett
Dechert                                  E*TRADE Funds
1775 Eye Street, NW                      4500 Bohannon Drive
Washington, DC  20006                    Menlo Park, CA  94025

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.


It is proposed that this filing will become effective (check appropriate box):

        Immediately upon filing pursuant to paragraph (b)
--------
   X    on March 1, 2001 pursuant to paragraph (b)
--------
        60 days after filing pursuant to paragraph (a)(1)
--------
        75 days after filing pursuant to paragraph (a)(2) of Rule 485
--------

If appropriate, check the following box:

         This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
---------

                                  E*TRADE FUNDS

                          E*TRADE ASSET ALLOCATION FUND

                         Prospectus dated March 1, 2001




This Prospectus concisely sets forth information about the E*TRADE Asset Allocation Fund ("Fund") that an investor needs to know before investing. Please read this Prospectus carefully before investing, and keep it for future reference. The Fund is a series of E*TRADE Funds.

Objectives, Goals and Principal Strategies.
The Fund's investment objective is to seek both capital growth and income. The Fund seeks to achieve its objective by investing mainly in a combination of other underlying E*TRADE Funds representing a mix of asset classes, including stock, bond and cash investments. Each underlying E*TRADE Fund pursues a different investment goal.


Eligible Investors.
This Fund is designed and built specifically for on-line investors. In order to be a shareholder of the Fund, you need to have an account with E*TRADE Securities, Inc. ("E*TRADE Securities") or hold shares through a qualified employee benefit plan. In addition, the Fund requires you to consent to receive all information about the Fund electronically. If you wish to rescind this consent or close your E*TRADE Securities account, the Fund will redeem all of your shares in your Fund account. The Fund is designed for long-term investors and the value of the Fund's shares will fluctuate over time. The Fund is a true no-load fund, which means you pay no sales charges or 12b-1 fees.


About E*TRADE.
E*TRADE Group, Inc. ("E*TRADE") is the direct parent of E*TRADE Asset Management, Inc., the Fund's investment advisor. E*TRADE, through its group companies, is a leader in providing secure online investing services. E*TRADE's focus on technology has enabled it to eliminate traditional barriers, creating one of the most powerful and economical investing systems for the self-directed investor. To give you ultimate convenience and control, E*TRADE offers electronic access to your account virtually anywhere, at any time.

An investment in the Fund is:

o     not insured by the Federal Deposit Insurance Corporation;
o not a deposit or other obligation of, or guaranteed by, E*TRADE Bank and its affiliates; and
o     subject to investment risks, including loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                         Prospectus dated March 1, 2001

                                TABLE OF CONTENTS



RISK/RETURN SUMMARY....................................................3


FEES AND EXPENSES......................................................6


INVESTMENT OBJECTIVE, STRATEGIES AND RELATED RISKS.....................8


FUND MANAGEMENT........................................................9


PRICING OF FUND SHARES................................................10


HOW TO BUY, SELL AND EXCHANGE SHARES..................................11


DIVIDENDS AND OTHER DISTRIBUTIONS.....................................15


TAX CONSEQUENCES......................................................15

RISK/RETURN SUMMARY

This is a summary. You should read this section along with the rest of this Prospectus.

Investment Objectives/Goals

The Fund's investment objective is to seek both capital growth and income.

Principal Strategies

The Fund is structured as a "fund of funds" and seeks to achieve its objective by investing mainly in a combination of other underlying E*TRADE Funds ("Underlying Funds") representing a mix of asset classes, including stock, bond and cash investments. Each of the current Underlying Funds is a feeder fund in a master-feeder arrangement. This means each Underlying Fund invests all of its assets in a master portfolio with substantially similar investment objectives, policies and restrictions as the corresponding Underlying Fund.

The Underlying Funds each pursue a different investment goal and currently consist of four index funds ("Underlying Index Funds") and a money market fund. The Underlying Index Funds invest in the securities included in the respective index they are tracking, and give each security the same weight given by the index. Each of the Underlying Funds focuses on a different asset class or segment.

Below are the current Underlying Funds for this Fund and their investment objectives listed according to their corresponding category in the Fund's asset allocation:


--------------------------------------------------------------------------------
Allocation          Fund/Investment Objective
--------------------------------------------------------------------------------
Large-Cap           Stock   E*TRADE  S&P  500  Index   Fund--seeks   to  provide
                    investment results that attempt to match the total return of the stocks making up the S&P 500 Index.*
--------------------------------------------------------------------------------
Small-Cap           Stock  E*TRADE  Russell  2000 Index  Fund--seeks  to provide investment  results  that match as  closely as  practicable, before fees and  expenses,  the  performance  of the Russell
                    2000 Index.*
--------------------------------------------------------------------------------
International Stock E*TRADE International  Index Fund--seeks to match as closely as  practicable,  before fees and expenses,  the performance of an international  portfolio of common stocks  represented by the EAFE Free Index.*
---------------------------------------------------------------------------------
Bond                E*TRADE Bond Index Fund--seeks to provide investment results
                    that   correspond  to  the  total  return   performance   of
                    fixed-income  securities in the aggregate, as represented by the Lehman Brothers Government/Corporate Bond Index.*
--------------------------------------------------------------------------------
Money               Market E*TRADE  Premier Money Market  Fund--seeks to provide investors a high level of income,  while preserving  capital and liquidity.
--------------------------------------------------------------------------------

* The service providers of each respective index do not sponsor nor are they affiliated in any way with this Fund or any of the E*TRADE Underlying Funds. Each index name is a trademark of the respective index owner. Neither the Fund nor any other Underlying Fund are sponsored, endorsed, sold, or promoted by the index owners and neither the owners of the index nor the index make any representation or warranty, express or implied, regarding the advisability of investing in the Fund or the Underlying Funds.


The Fund's Sub-advisor monitors the Fund's holdings and cash flow and manages each of these as needed in order to maintain the Fund's target allocation. In seeking to enhance after-tax performance and minimize transaction costs, the Fund may have modest deviations from the target allocation for certain periods of time.


Asset allocation is a strategy of investing specific percentages of a fund in various asset classes. The Fund's allocation is weighted toward stock investments while including substantial bond investments intended to add income and reduce volatility. The Fund typically does not change its asset allocations for purposes of investment strategy and seeks to remain close to the target allocations of 55% stocks, 43% bonds and 2% cash. As shown below, the stock allocation is further divided into three segments: 33% of assets for large-cap, 15% for international and 7% for small-cap.

                                                 Target   Range
         S&P 500 Index Fund                      33%      23-43%
         International Index Fund                15%      10-20%
         Russell 2000 Index Fund                 7%       2-12%
         Bond Index Fund                         43%      33-53%
         Premier Money Market Fund               2%       0-7%


Principal Risks


The value of stocks and bonds may rise and fall daily. The securities in the combined various indices, in which the Underlying Index Funds indirectly invest, represent a significant portion of the financial economic sector of the U.S. equity and fixed income market. International investments have additional and different risks. Each index may also rise and fall daily and perform differently than the broader market. As with any investment, the value of your investment in the Fund will fluctuate, meaning you could lose money.

There is no assurance that the Fund will achieve its investment objective. Each index and an investment in the Fund may not appreciate, and could depreciate, while you are invested in the Fund, even if you are a long-term investor.


The Fund asset and stock allocations can have a substantial effect on performance. The risks and returns of different classes of assets and different segments of the stock market can vary over the long term and the short term. Because the Fund intends to maintain substantial exposure to stocks as well as bonds, the Fund will be hurt by poor performance in either market. The Fund's investment performance depends on how its assets are allocated and reallocated between the Underlying Funds according to the Advisor's income allocation targets and ranges. There is no assurance that the Advisor will not make less than optimal or poor allocation decisions. It is possible that the Advisor will focus on an Underlying Fund that performs poorly or underperforms other Underlying Funds under various market conditions.


The E*TRADE S&P 500 Index Fund, E*TRADE Russell 2000 Index Fund and E*TRADE International Index Fund each indirectly invest substantially all of their assets in large-capitalization, small-capitalization and foreign securities, respectively. Many factors can affect stock market performance. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short-term or long-term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).


In addition to the general stock market risks assumed by the Underlying Funds held in this Fund, as discussed above, certain underlying holdings carry additional risks. The Fund may face particular risk with respect to its exposure to small-capitalization companies and foreign securities investments. The Fund's returns can be affected by the risks of investing in small-capitalization companies, which tend to: be less financially secure than large-capitalization companies; have less diverse product lines; be more susceptible to adverse developments concerning their products; be more thinly traded; have less liquidity, and have greater volatility in the price of their securities.

The Fund can be affected by the risks of foreign investing, which include: changes in currency exchange rates and the costs of converting currencies;
foreign government controls on foreign investment; repatriation of capital, currency and exchange; foreign taxes; inadequate supervision and regulation of some foreign markets; volatility from lack of liquidity; different settlement practices or delayed settlements in some markets; difficulty in obtaining complete and accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic and social instability; and difficulty enforcing legal rights outside the United States.


The E*TRADE Bond Index Fund indirectly invests substantially all of its assets primarily in debt securities, which are subject to credit and interest rate risk. Credit risk is the risk that issuers of the debt securities in which the E*TRADE Bond Index Fund invests may default on the payment of principal and/or interest. Interest rate risk is the risk that increases in market interest rates may adversely affect the value of the debt securities in which the E*TRADE Bond Index Fund invests. The value of the debt securities generally changes inversely to market interest rates. Therefore, when interests rates rise, the principal value of debt securities will generally go down. When interest rates fall, the principal value of debt securities will generally rise. Debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities.


The E*TRADE Premier Money Market Fund invests in high quality, short-term investments that include obligations of the U.S. Government, its agencies and instrumentalities, certificates of deposit and U.S. Treasury bills, high-quality debt obligations, such as corporate debt, obligations of U.S. banks and repurchase agreements. These investments are expected to present minimal risks because of their relatively short maturities and high credit quality (financial strength) of the issuers. Although default is unlikely, the E*TRADE Premier Money Market Fund could underperform as a result of default. The E*TRADE Premier Money Market Fund seeks to maintain a net asset value of $1.00 per share; however, there is no assurance that this will be achieved.

Many of the risks of this Fund are associated with index funds. The Underlying Index Funds that are index funds cannot as a practical matter own all of the stocks that comprise each index in perfect correlation to that particular index itself. The value of an investment in the Fund depends to a great extent upon changes in market conditions. Each of the Underlying Index Funds seeks to track its respective index during down markets as well as during up markets. The Fund's returns will be directly affected by the volatility of the securities comprising each Underlying Index Fund's index.

In seeking to allocate to a particular Underlying Fund that represents a particular market segment (e.g., small-cap companies), the Fund will be limited as to its investments in other segments (e.g., large-cap companies) of the stock market. As a result, whenever one particular segment of the market performs worse than other segments, the Fund may underperform funds that have greater exposure to those other segments of the market. Likewise, whenever this particular segment of the market falls behind other types of investments--bonds, for instance--the Fund's performance also will lag behind those investments.

The group of E*TRADE underlying funds and the allocations among those funds may be changed from time to time.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shares of the Fund involve investment risks, including the possible loss of principal.

Performance


This Fund is expected to commence operations in 2001. Therefore, the performance information (including annual total returns and average annual total returns) for a full calendar year is not yet available.



FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund will indirectly bear a pro-rata share of the expenses of the Underlying Funds. The expense ratios of the Underlying Funds reflect the fees and expenses at both the Underlying Funds and their corresponding master portfolios levels. Fees and expenses of the Underlying Funds are reflected in those funds' performance, and thus will be reflected indirectly in the Fund's performance. These fees and expenses are approximately 0.41% of the Fund's average net assets based on the targeted investments, and may fluctuate. The expense ratios of the Underlying Funds currently range from 0.32% to 0.65%.

The Fund is new, and therefore, has no historical expense data. Thus, the numbers under the Annual Fund Operating Expenses below are estimates.


Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                    None
Maximum Deferred Sales Charge (Load)                                None
Maximum Sales Charge (Load) Imposed in Reinvested
Dividends and other Distributions                                   None
Redemption Fee (as a percentage of redemption                       1.00%
proceeds, payable only if shares are redeemed within four months of purchase)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                                     0.10%
Distribution (12b-1) Fees                                           None
Other Expenses*                                                     0.93%
                                                                    -----

Total Annual Fund Operating Expenses                                1.03%
Fee Waiver and/or Expense Reimbursement                             (0.53)%
                                                                    -------
Net Expenses**                                                      0.50%

* "Other Expenses" are based on estimated amounts for the current fiscal year of the Fund.

** The fee table reflects contractual arrangements between E*TRADE Asset Management and the Fund to limit "Other Expenses" on an annualized basis through May 1, 2002.


The fees and expenses of the Fund are in addition to those of the Underlying Funds. You should also know that the Fund does not charge investors any account maintenance, account set-up, low balance, transaction or customer service fees.

E*TRADE Securities' accountholders may be subject to account maintenance, telephone transaction, low balance, wire transfer, and other customer service fees that may change from time to time and are payable to E*TRADE Securities under your E*TRADE Securities' account agreement.


You will be responsible for opening and maintaining an e-mail account and internet access at your own expense.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year               3 years
$52                  $223


INVESTMENT OBJECTIVE, STRATEGIES AND RELATED RISKS

The Fund's investment objective is to seek both capital growth and income. Although there is no current intention to do so, the Fund's investment objective may be changed without shareholder approval.

Each of the current Underlying Funds is a feeder fund in a master feeder arrangement. This means each Underlying Fund invests all of its assets in a master portfolio with substantially similar investment objectives, policies and restrictions as the corresponding Underlying Fund.


Under normal market conditions, the Fund expects to invest approximately 43% of its assets in the E*TRADE Bond Index Fund, 33% in the E*TRADE S&P 500 Index Fund, 15% in the E*TRADE International Index Fund, and 7% in the E*TRADE Russell 2000 Index Fund. Each of these Underlying Index Funds invests at least 90% of its total assets in the stocks of companies that comprise its respective index. That portion of its assets is not actively managed but simply tries to match, before fees and expenses, the total return of the respective index. Each Underlying Index Fund attempts to achieve, in both rising and falling markets, a correlation of approximately 95% between the capitalization-weighted total return of its assets, before fees and expenses, and the respective index. A 100% correlation would mean the total return of the Underlying Index Fund's assets would increase and decrease exactly the same as the respective index. The Fund will also invest approximately 2% of its total assets in the E*TRADE Premier Money Market Fund to provide liquidity for purposes such as to pay redemptions and fees.


The Underlying Index Funds are not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Underlying Index Funds are managed by utilizing an "indexing" investment approach to determine which securities are to be purchased or sold to replicate, to the extent feasible and before fees and expenses, the investment characteristics of the respective index.

Like all funds, the Fund's net asset value ("NAV") will fluctuate with the value of its assets. The assets held by the Fund will fluctuate based on market and economic conditions, or other factors that affect particular companies or industry sectors.

The Underlying Index Funds' ability to match their investment performance to the investment performance of the respective index may be affected by, among other things: the Underlying Index Fund's expenses; the amount of cash and cash equivalents held by the Underlying Index Fund's investment portfolio; the manner in which the total return of the respective index is calculated; the timing, frequency and size of shareholder purchases and redemptions of the Underlying Index Fund, and the weighting of a particular stock in the respective index.

As do many index funds, the Underlying Index Funds also may invest in futures and options transactions and other derivative securities transactions to help minimize the gap in performance that naturally exists between any index fund and its index. This gap will occur mainly because, unlike an index, the Underlying Index Funds incur expenses and must keep a portion of their assets in cash for paying expenses and processing shareholder orders. By using futures, the Underlying Index Funds potentially can offset a portion of the gap attributable to their cash holdings. However, because some of the effect of expenses remains, the Underlying Index Funds' performance normally will be below that of the respective index. The Underlying Index Funds use futures contracts to gain exposure to the respective index for their cash balances, which could cause each Underlying Index Fund to track the respective index less closely if the futures contracts do not perform as expected.


FUND MANAGEMENT

Investment Advisor. Under an investment advisory agreement ("Investment Advisory Agreement") with the Fund, E*TRADE Asset Management, Inc. ("Investment Advisor"), a registered investment adviser, provides investment advisory services to the Fund. The Investment Advisor also serves as the investment advisor to each of the Underlying Funds. The Investment Advisor is a wholly owned subsidiary of E*TRADE Group, Inc. and is located at 4500 Bohannon Drive, Menlo Park, CA 94025. The Investment Advisor commenced operating in February 1999. As of December 1, 2000, the Investment Advisor provided investment advisory services for over $415 million in assets.

Subject to general supervision of the E*TRADE Funds' Board of Trustees ("Board") and in accordance with the investment objective, policies and restrictions of the Fund, the Investment Advisor provides the Fund with ongoing investment guidance, policy direction and monitoring of the Fund pursuant to the Investment Advisory Agreement. For its advisory services, the Fund pays the Investment Advisor an investment advisory fee at an annual rate equal to 0.10% of the Fund's average daily net assets.

The Investment Advisor and the Trust are seeking an exemptive order from the SEC that will permit the Investment Advisor, subject to approval by the Board, to retain sub-advisors that are unaffiliated with the Investment Advisor without approval by the Fund's shareholders. The Investment Advisor, subject to Board oversight, will continue to have the ultimate responsibility for the investment performance of the Fund due to its responsibility to oversee sub-advisors and recommend their hiring, termination, and replacement. If granted, such relief would require shareholder notification in the event of any change in sub-advisers. There is no assurance the exemptive order will be granted.

The Investment Advisor has entered into a sub-advisory agreement ("Sub-advisory Agreement") with Barclays Global Fund Advisors ("BGFA") to delegate the day-to-day discretionary management of the Fund's assets. BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC) and is located at 45 Fremont Street, San Francisco, California 94105. BGFA has provided asset management, administration and advisory services for over 25 years. As of September 30, 2000 Barclays Global Investors and its affiliates, including BGFA, provided investment advisory services for over $831.9 billion of assets. The Investment Advisor pays BGFA a fee out of its investment advisory fee at an annual rate equal to 0.05% of the Fund's average daily net assets. BGFA is not compensated directly by the Fund. The Sub-advisory Agreement may be terminated by the Board.


THE FUND'S STRUCTURE

The Fund is a separate series of E*TRADE Funds, a Delaware business trust organized in 1998. The Fund is a "fund of funds," which means it pursues its investment objective by investing in other E*TRADE funds rather than individual stocks or bonds. The Fund charges for its own direct expenses, in addition to bearing a proportionate share of the expenses charged by the Underlying Funds in which the Fund invests.

Each current Underlying Fund is a feeder fund in a master/feeder structure. Accordingly, each Underlying Fund invests all of its assets in a master portfolio. In addition to selling its shares to the Underlying Fund, the master portfolio has and may continue to sell its shares to certain other mutual funds or other accredited investors. The expenses and, correspondingly, the returns of other investment options in the master portfolio may differ from those of the corresponding Underlying Fund.

Each Underlying Fund bears a pro rata portion of the investment advisory fees paid by its master portfolio, as well as certain other fees paid by the master portfolio, such as accounting, administration, legal, and SEC registration fees. As a result, the Fund also indirectly bears these fees and expenses.


PRICING OF FUND SHARES

The Fund is a true no-load fund, which means you may buy or sell shares directly at the NAV next determined after E*TRADE Securities receives your request in proper form. If E*TRADE Securities receives such request prior to the close of the New York Stock Exchange, Inc. ("NYSE") on a day on which the NYSE is open, your share price will be the NAV determined that day. The Fund's investments are valued each day the NYSE is open for business as of the close of trading on the floor of the NYSE (generally 4:00 p.m., Eastern time). The Fund's investments in the Underlying Funds are determined by the NAVs reported by each Underlying Fund. The Fund reserves the right to change the time at which purchases and redemptions are priced if the NYSE closes at a time other than 4:00 p.m. Eastern time or if an emergency exists. Shares will not be priced on the days on which the NYSE is closed for trading.

Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares of the Fund outstanding. The Fund's assets, other than its investments in the Underlying Funds, and the Underlying Funds' assets are valued generally by using available market quotations or at fair value as determined in good faith by the Board. The portfolio instruments of the Fund's underlying money market fund, the Premier Money Market Fund, are valued using the amortized cost method. Expenses are accrued daily and applied when determining the NAV.


HOW TO BUY, SELL AND EXCHANGE SHARES

This Fund is designed and built specifically for on-line investors. In order to become a shareholder of the Fund, you will need to have an E*TRADE Securities account. All shares must be held in an E*TRADE Securities account and cannot be transferred to the account of any other financial institution. However, shares held by qualified employee benefit plans may be held directly with E*TRADE Funds. In addition, the Fund requires you to consent to receive all information about the Fund electronically. If you wish to rescind this consent, the Fund will redeem your position in the Fund, unless a new class of shares of the Fund has been formed for those shareholders who rescinded consent, reflecting the higher costs of paper-based information delivery. Shareholders required to redeem their shares because they revoked their consent to receive Fund information electronically may experience adverse tax consequences.


E*TRADE Securities reserves the right to deliver paper-based shareholder documents in certain circumstances, at no cost to the investor. Shareholder documents include prospectuses, statements of additional information, financial reports, proxies, confirmations and statements. Shareholders may obtain a printed copy of individual shareholder documents at no cost by contacting E*TRADE without revoking consent to electronic delivery generally.


In order to buy shares, you will need to: 1) open an E*TRADE Securities account;
2) deposit money in the account; and 3) execute an order to buy shares.

Step 1: How to Open an E*TRADE Securities Account

To open an E*TRADE Securities account, you must complete the application available through our Website (www.etrade.com). You will be subject to E*TRADE Securities' general account requirements as described in E*TRADE Securities' customer agreement.

On-line. You can access E*TRADE Securities' online application through multiple electronic gateways, including the internet, WebTV, Prodigy, AT&T Worldnet, Microsoft Investor, by GO ETRADE on CompuServe, with the keyword ETRADE on America Online and via personal digital assistant. For more information on how to access E*TRADE Securities electronically, please refer to our online assistant E*STATION at www.etrade.com available 24 hours a day.

By Mail. You can request an application by visiting the "Open an Account" area of our Website, or by calling 1-800-786-2575. Complete and sign the application. Make your check or money order payable to E*TRADE Securities, Inc. Mail to E*TRADE Securities, Inc., P.O. Box 8160, Boston, MA 02266-8160, or if by overnight mail: E*TRADE Securities, Inc., 66 Brooks Drive, Braintree, MA 02184-8160.

Telephone. Request a new account kit by calling 1-800-786-2575. E*TRADE's customer service is available 24 hours, seven days a week.

STEP 2: Funding Your Account

By check or money order. Make your check or money order payable to E*TRADE Securities, Inc. and mail it to E*TRADE Securities, Inc., P.O. Box 8160, Boston, MA 02266-8160, or if by overnight mail: E*TRADE Securities, Inc., 66 Brooks Drive, Braintree, MA 02184-8160.

In Person. Investors may visit E*TRADE Securities' self-service center in Menlo Park, California at the address on the back cover page of this prospectus between 8:00 a.m. and 5:00 p.m. (pacific time). Customer service will only accept checks or money orders made payable to E*TRADE Securities, Inc.

Wire.  Send wired funds to:

The Bank of New York
48 Wall Street
New York, NY  10286

ABA  #021000018
FBO:  E*TRADE Securities, Inc.
A/C #8900346256 for further credit to (your name and account number).

After your account is opened, E*TRADE Securities will contact you with an account number so that you can immediately wire funds.

STEP 3: Execute an Order to Buy/Sell/Exchange Shares

Minimum Investment Requirements:

For your initial investment in the Fund                           $ 2,500

To buy additional shares of the Fund                              $   100

Continuing minimum investment*                                    $ 1,000

To invest in the Fund for your IRA, Roth IRA,
or one-person SEP account                                         $ 1,000

To invest in the Fund for your Education IRA account              $   500

To invest in the Fund for your UGMA/UTMA account                  $ 1,000

To invest in the Fund for your SIMPLE, SEP-IRA,
Profit Sharing or Money Purchase Pension Plan,
or 401(a) account                                                 $ 1,000


To invest in the Fund through a 401(k) plan                       None


* Your shares may be automatically redeemed if, as a result of selling or exchanging shares, you no longer meet the Fund's minimum balance requirements. Before taking such action, the Fund will provide you with written notice and at least 30 days to buy more shares to bring your investment up to $1,000.

After your account is established you may use the methods described below to buy, sell or exchange shares. You can only sell funds that are held in your E*TRADE Securities account; that means you cannot "short" shares of the Fund.


Whether you are investing in the Fund for the first time or adding to an investment, you generally can only buy Fund shares on-line. Because the Fund's NAV changes daily, your purchase price will be the next NAV determined after the Fund receives and accepts your purchase order.


You can access the money you have invested in the Fund at any time by selling some or all of your shares back to the Fund. Please note that the Fund will assess a 1.00% fee on redemptions of Fund shares redeemed within four months of purchase. As soon as E*TRADE Securities receives the shares or the proceeds from the Fund, the transaction will appear in your account. This usually occurs the business day following the transaction, but in any event, no later than three days thereafter.

On-line.   You  can  access   E*TRADE   Securities'   secure  trading  pages  at
www.etrade.com via the internet, WebTV, Prodigy, AT&T Worldnet, Microsoft Investor, by GO ETRADE on CompuServe, with the keyword ETRADE on America Online and via personal digital assistant. By clicking on one of several mutual fund order buttons, you can quickly and easily place a buy, sell or exchange order for shares in the Fund. You will be prompted to enter your trading password whenever you perform a transaction so that we can be sure each buy or sell is secure. It is for your own protection to make sure you or your co-account holder(s) are the only people who can place orders in your E*TRADE account. When you buy shares, you will be asked to: 1) affirm your consent to receive all Fund documentation electronically, 2) provide an e-mail address and 3) affirm that you have read the prospectus. The prospectus will be available for viewing and printing on our Website.

No information provided on the Website is incorporated by reference into this Prospectus, unless specifically noted in this Prospectus.

Our built-in verification system lets you double-check orders before they are sent to the markets, and you can change or cancel any unfilled order subject to prior execution.


If you are already a shareholder, you may call 1-800-STOCKS5 (1-800-786-2575) to buy or sell shares by phone through an E*TRADE Securities broker for an additional fee. The fee may change from time to time and is payable to E*TRADE Securities under your E*TRADE Securities account agreement.


The Fund reserves the right to refuse a telephone redemption request if it believes it advisable to do so.

Investors will bear the risk of loss from fraudulent or unauthorized instructions received over the telephone provided that the Fund reasonably believes that such instructions are genuine. The Fund and its transfer agent employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may incur liability if it does not follow these procedures.

Due to increased telephone volume during periods of dramatic economic or market changes, you may experience difficulty in implementing a broker-assisted telephone redemption. In these situations, investors may want to consider trading online by accessing our Website or use TELE*MASTER, E*TRADE Securities' automated telephone system, to effect such a transaction by calling 1-800-STOCKS1 (1-800-786-2571).

Signature Guarantee. For your protection, certain requests may require a signature guarantee.

A signature guarantee is designed to protect you and the Fund against fraudulent transactions by unauthorized persons. In the following instances, the Fund will require a signature guarantee for all authorized owners of an account:

1. If you transfer the ownership of your account to another individual or organization.
2.    When you submit a written redemption for more than $25,000.
3. When you request that redemption proceeds be sent to a different name or address than is registered on your account.
4.    If you add or change your name or add or remove an owner on your account.
5.    If you add or change the beneficiary on your transfer-on-death account.


For other requests or changes, access E*STATION through our Website or call 1-800-786-2575 for instructions.

You will have to wait to receive the proceeds from a redemption of your shares until the funds you used to buy them have cleared (e.g., your check has cleared).


The right of redemption may be suspended during any period in which (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays; (ii) the SEC has permitted such suspension by order; or (iii) an emergency as determined by the SEC exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.


Redemption Fee. The Fund can experience substantial price fluctuations and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases, redemptions or exchanges can disrupt the Fund's investment program and increase costs. To discourage short-term trading, the Fund will assess a 1.00% fee on redemptions of Fund shares redeemed within four months of purchase. The redemption fee will also be assessed on involuntary redemptions effected by the Fund within the time period. The redemption fee will be waived for 401(k) plans and Fund shares held by other E*TRADE funds.


Any redemption fees imposed will be paid to the Fund. The Fund will use the "first-in, first-out" (FIFO) method to determine the four month holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of shares held in the account. If this holding period is less than four months, the fee will be assessed. The fee may apply to shares held through omnibus accounts or certain retirement plans.

The Fund may waive the redemption fee from time to time in its sole discretion. The Fund may also change the redemption fee and the period it applies for shares to be issued in the future.

Redemption In-Kind. The Fund reserves the right to honor any request for redemption or repurchases by making payment in whole or in part in readily marketable securities ("redemption in-kind"). These securities will be chosen by the Fund and valued as they are for purposes of computing the Fund's NAV. You may incur transaction expenses in converting these securities to cash.

Exchange. You may exchange your shares of the Fund for shares of another E*TRADE fund. An exchange is two transactions: a sale (or redemption) of shares of one fund and the purchase of shares of a different fund with the redemption proceeds. Exchange transactions generally may be effected on-line. If you are unable to make an exchange on-line for any reason (for example, due to Internet-related difficulties) exchanges by telephone will be made available. After we receive your exchange request, the Fund's transfer agent will simultaneously process exchange redemptions and exchange purchases at the share prices next determined, as further explained under "Pricing of Fund Shares." Shares still subject to a redemption fee will be assessed that fee if exchanged.

You must meet the minimum investment requirements for the E*TRADE fund into which you are exchanging or purchasing shares. The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

Closing your account. If you close your E*TRADE Securities account, you will be required to redeem your shares in your Fund account.


Certain Institutional Investors. Certain institutional accounts, such as 401(k) plans and shares held by other E*TRADE funds, that are held directly with the Fund are not subject to a redemption fee or minimum investment requirements.



DIVIDENDS AND OTHER DISTRIBUTIONS

The Fund intends to pay dividends from net investment income quarterly and distribute capital gains, if any, annually. The Fund may make additional distributions if necessary.

Unless you choose otherwise, all your dividends and capital gain distributions will be automatically reinvested in additional Fund shares. Shares are purchased at the net asset value determined on the payment date.


TAX CONSEQUENCES

The Fund's total returns do not show the effects of income taxes on an individual's investment.

The following information is meant as a general summary for U.S. taxpayers. Please see the Fund's Statement of Additional Information for more information. You should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive. The Fund's use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders, and may therefore increase the amount of taxes payable by shareholders.

The Fund will distribute substantially all of its income and gains to its shareholders every year. If the Fund declares a dividend in October, November or December but pays it in January, you may be taxed on the dividend as if you received it in the previous year.

You will generally be taxed on dividends you receive from the Fund, regardless of whether they are paid to you in cash or are reinvested in additional Fund shares. If the Fund designates a dividend as a capital gain distribution, (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than 12 months), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares.

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investment through a tax-deferred account.

There may be tax consequences to you if you dispose of your Fund shares, for example, through redemption, exchange or sale. You will generally have a capital gain or loss from a disposition. The amount of the gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you hold them. For example, if you sold at a gain Fund shares that you had held for more than one year as a capital asset, then your gain would be taxed at the long-term capital gains tax rate.

The Fund will send you a tax report each year that will tell you which dividends must be treated as ordinary income and which (if any) are long-term capital gain.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

[Outside back cover page.]

The Statement of Additional Information for the Fund, dated March 1, 2001 ("SAI"), contains further information about the Fund. The SAI is incorporated into this Prospectus by reference (that means it is legally considered part of this Prospectus). Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its fiscal year.

The SAI and the most recent annual and semi-annual reports (when available), may be obtained without charge at our Website (www.etrade.com). Information on the Website is not incorporated by reference into this Prospectus unless specifically noted. Shareholders will be notified when a prospectus, prospectus update, amendment, annual or semi-annual report is available. Shareholders may also call the toll-free number listed below for additional information or with any inquiries.

Further information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may call 202-942-8090 for information about the operations of the public reference room. Reports and other information about the Fund are also available on the SEC's Internet site at http://www.sec.gov or copies can be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

E*TRADE Securities, Inc.
4500 Bohannon Drive
Menlo Park, CA 94025
Telephone:  (650) 331-6000
Toll-Free: (800) 786-2575
http://www.etrade.com



Investment Company Act No.: 811-09093

                                  E*TRADE FUNDS

                          E*TRADE ASSET ALLOCATION FUND

                       Statement of Additional Information

                              Dated March 1, 2001



This SAI is not a prospectus and should be read together with the Prospectus dated March 1, 2000, (as amended from time to time) for the E*TRADE Asset Allocation Fund ("Fund"), a separate series of E*TRADE Funds. Unless otherwise defined herein, capitalized terms have the meanings given them in the Fund's Prospectus.


To obtain a free copy of the Fund's Prospectus and the Fund's most recent shareholders report (when available) free of charge, please access our Website online (www.etrade.com) or call our toll-free number at (800) 786-2575. Other information on the Website is not incorporated by reference into this SAI unless specifically noted. Only customers of E*TRADE Securities, Inc. who consent to receive all information about the Fund electronically may invest in the Fund.

                                TABLE OF CONTENTS
                                                                            Page

FUND HISTORY.................................................................3
THE FUND.....................................................................3
INVESTMENT STRATEGIES AND RISKS..............................................3
FUND POLICIES...............................................................14
TRUSTEES AND OFFICERS.......................................................15
INVESTMENT MANAGEMENT.......................................................19
SERVICE PROVIDERS...........................................................20
PORTFOLIO TRANSACTIONS AND BROKERAGE SELECTION..............................21
ORGANIZATION, DIVIDEND AND VOTING RIGHTS....................................23
SHAREHOLDER INFORMATION.....................................................24
TAXATION....................................................................25
UNDERWRITER.................................................................31
PERFORMANCE INFORMATION.....................................................31
STANDARD & POOR'S...........................................................35
EAFE FREE INDEX.............................................................36
FRANK RUSSELL COMPANY.......................................................37
BOND INDEX..................................................................37
APPENDIX....................................................................38

FUND HISTORY

The E*TRADE Asset Allocation Fund (the "Fund") is a diversified series of E*TRADE Funds (the "Trust"). The Trust is organized as a Delaware business trust and was formed on November 4, 1998.


THE FUND

The Fund is classified as an open-end management investment company. The Fund's investment objective is to seek both capital growth and income. The Fund seeks to achieve its objective by investing mainly in a combination of other underlying E*TRADE Funds ("Underlying Funds") representing a mix of asset classes, including stock, bond and cash investments. ("Underlying Funds"). This investment objective is not fundamental and therefore, can be changed without approval of a majority (as defined in the Investment Company Act of 1940, as amended, and the Rules thereunder ("1940 Act")) of the Fund's outstanding voting interests.


INVESTMENT STRATEGIES AND RISKS

The following supplements the discussion in the Prospectus of the Fund's investment strategies, policies and risks. Further information on these investment strategies and risks can be found under "Investment Strategies and Risks" in the SAI of each of the Underlying Funds.

These investment strategies and policies may be changed without shareholder approval unless otherwise noted.

Mutual Funds. The Fund will invest substantially all of its assets in the E*TRADE S&P 500 Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE International Index Fund, E*TRADE Bond Index Fund, and E*TRADE Premier Money Market Fund. These Underlying Funds are registered investment companies, which may issue and redeem their shares on a continuous basis (open-end mutual funds). Mutual funds generally offer investors the advantages of diversification and professional investment management, by combining shareholders' money and investing it in various types of securities, such as stocks, bonds and money market securities. Mutual funds also make various investments and use certain techniques in order to enhance their performance. These may include entering into delayed-delivery and when-issued securities transactions or swap agreements; buying and selling futures contracts, illiquid and restricted securities and repurchase agreements and borrowing or lending money and/or portfolio securities. The risks of investing in mutual funds generally reflect the risks of the securities in which the mutual funds invest and the investment techniques they may employ. Also, mutual funds charge fees and incur operating expenses. These fees and expenses are in addition to those of the Fund.

Master-Feeder Funds. Each Underlying Fund is a feeder fund in a master/feeder structure. This means each Underlying Fund invests all of its assets in a master portfolio with substantially similar investment objectives, policies and restrictions as the corresponding Underlying Fund. In addition to selling its shares to the corresponding Underlying Fund, the master portfolio has and may continue to sell its shares to certain other mutual funds or other accredited investors. The expenses and, correspondingly, the returns of other investment options in the master portfolio may differ from those of the corresponding Underlying Fund.

The Underlying Funds' Board believes that, as other investors invest their assets in an Underlying Fund and the master portfolio in which the Underlying Fund invests, certain economic efficiencies may be realized with respect to those funds. For example, fixed expenses that otherwise would have been borne solely by the corresponding Underlying Fund or the master portfolio (and the other existing interestholders in the master portfolio) would be spread across a larger asset base as more funds invest in the master portfolio. However, if a mutual fund or other investor withdraws its investment from the master portfolio or Underlying Fund, the economic efficiencies (e.g., spreading fixed expenses across a larger asset base) that the Underlying Fund's Board believes should be available through investment in the Underlying Fund, and in turn, the master portfolio, may not be fully achieved or maintained. In addition, given the relatively complex nature of the master/feeder structure, accounting and operational difficulties could occur. For example, coordination of calculation of net asset value ("NAV") would be affected at the master and/or feeder level.

Each Underlying Fund may withdraw its investments in its master portfolio if the Board determines that it is in the best interests of the Underlying Fund and its shareholders to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Underlying Fund in another pooled investment entity having the same investment objective as the Underlying Fund, direct management of a portfolio by the Investment Advisor or the hiring of a sub-advisor to manage the Underlying Fund's assets.

Investment of each Underlying Fund's assets in its corresponding master portfolio is not a fundamental policy of any Underlying Fund and a shareholder vote is not required for any Underlying Fund to withdraw its investment from its corresponding master portfolio.


Index Funds. The Fund invests more than 90% of its assets in four of the Underlying Funds that are index funds ("Underlying Index Funds"). The net asset value of index funds may be disproportionately affected by, among other things, the following risks: short- and long-term changes in the characteristics of the companies whose securities make up the index; index rebalancing; modifications in the criteria for companies selected to make up the index; modifications in the criteria for companies selected to make up the index fund's holdings due to regulatory limits on the fund's holdings of securities issued by E*TRADE Group (which may be in the respective index); suspension or termination of the
operation  of  the  index;   and  the   activities   of  issuers   whose  market
capitalization represents a disproportionate amount of the total market capitalization of the index.

Index Changes. The stocks comprising the various indices in which the Underlying Index Funds invest are changed from time to time. Announcements of those changes and related market activity may result in reduced returns or volatility for the Fund. Changes to the indices may also affect the Underlying Funds' portfolio turnover rate.


Asset Backed Securities. The E*TRADE Premier Money Market Fund may purchase asset-backed securities, which are securities backed by installment contracts, credit-card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments and is likely to be substantially less than the original maturity of the assets underlying the securities as a result of prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. The E*TRADE Premier Money Market Fund may invest in such securities up to the limits prescribed by Rule 2a-7 and other provisions of the 1940 Act.

Bank Obligations. The Underlying Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Underlying Funds will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

Borrowing Money. The Fund and the Underlying Funds are permitted to borrow to the extent permitted under the 1940 Act. However, each currently intends to borrow money only for temporary or emergency (not leveraging) purposes, and may borrow up to one-third of the value of their total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the Fund or Underlying Funds' total assets, respectively, neither the Fund nor the Underlying Funds as applicable will make any new investments.

Commercial Paper and Short-Term Corporate Debt Instruments. The Underlying Funds may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The investment adviser to the Underlying Funds monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.


The Underlying Funds also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. The Fund will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P. Subsequent to its purchase by the Underlying Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The investment adviser to an Underlying Fund will consider such an event in determining whether the Underlying Fund should continue to hold the obligation. To the extent the Underlying Fund continues to hold such obligations, it may be subject to additional risk of default.


To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, an Underlying Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's and S&P and other nationally recognized statistical rating organizations are more fully described in the attached Appendix.

Debt Instruments. The Underlying Index Funds may also invest in debt securities, which are subject to credit and interest rate risk. Credit risk is the risk that issuers of the debt securities in which the Underlying Index Funds invest may default on the payment of principal and/or interest. Interest rate risk is the risk that increases in market interest rates may adversely affect the value of the debt securities in which the Underlying Funds invest.

Floating- and variable- rate obligations. The Underlying Funds may purchase debt instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

Foreign Obligations. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards or governmental supervision comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

Foreign Securities. The foreign securities in which the Underlying Index Funds may invest include common stocks, preferred stocks, warrants, convertible securities and other securities of issuers organized under the laws of countries other than the United States. Such securities also include equity interests in foreign investment funds or trusts, real estate investment trust securities and any other equity or equity-related investment whether denominated in foreign currencies or U.S. dollars.

Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries. Generally, multinational companies may be more susceptible to effects caused by changes in the economic climate and overall market volatility.

Forward Commitments, When-Issued Purchases and Delayed-Delivery Transactions. The Underlying Funds may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Underlying Funds will generally purchase securities with the intention of acquiring them, the Underlying Funds may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate.

Certain of the securities in which the Underlying Funds may invest will be purchased on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The
Underlying Funds only will make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. When-issued securities are subject to market fluctuation, and no income accrues to the purchaser during the period prior to issuance. The purchase price and the interest rate that will be received on debt securities are fixed at the time the purchaser enters into the commitment.

Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery. The Underlying Funds currently do not intend on investing more than 5% of their assets in when-issued securities during the coming year. The Underlying Funds will establish a segregated account in which it will maintain cash or liquid securities in an amount at least equal in value to the Underlying Funds' commitments to purchase when-issued securities. If the value of these assets declines, the Underlying Funds will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

Futures Contracts and Options Transactions. The Underlying Index Funds may use futures as a substitute for a comparable market position in the underlying securities.

Although the Underlying Index Funds intend to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Underlying Index Funds to substantial losses. If it is not possible, or if the Underlying Index Fund determines not to close a futures position in anticipation of adverse price movements, the Underlying Index Fund will be required to make daily cash payments on variation margin.

The Underlying Index Funds may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index on or before the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, the Underlying Index Funds intend to purchase and sell futures contracts on the stock index for which they can obtain the best price with consideration also given to liquidity. There can be no assurance that a liquid market will exist at the time when the Underlying Index Funds seek to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of an unfavorable position.

The Underlying Index Funds' futures transactions must constitute permissible transactions pursuant to regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). In addition, the Underlying Index Funds may not engage in futures transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired futures contracts, other than those contracts entered into for bona fide hedging purposes, would exceed 5% of the liquidation value of the Underlying Index Funds' assets, after taking into account unrealized profits and unrealized losses on such contracts; provided, however, that in the case of an option on a futures contract that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% liquidation limit. Pursuant to regulations or published positions of the SEC, the Underlying Index Funds may be required to segregate liquid portfolio securities, including cash, in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.

Future Developments. The Underlying Index Funds may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Underlying Index Funds or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Underlying Index Funds' investment objectives and legally permissible for the Underlying Index Funds.

Illiquid securities. To the extent that such investments are consistent with its investment objective, the Underlying Funds may invest up to 15% of the value of their net assets in securities as to which a liquid trading market does not exist. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating- and variable-rate demand obligations as to which the Underlying Funds cannot exercise a demand feature on not more than seven days' notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

Interest-Rate  and Index  Swaps.  The  Underlying  Index  Funds  may enter  into interest-rate and index swaps in pursuit of its investment objectives. Interest-rate swaps involve the exchange by the Underlying Index Funds with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments or fixed-rate payments). Index swaps involve the exchange by the Underlying Index Fund with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The Underlying Index Funds will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with the Underlying Index Funds receiving or paying, as the case may be, only the net amount of the two payments. If the Underlying Index Funds enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If there is a default by the other party to such a transaction, the Underlying Index Funds will have contractual remedies pursuant to the agreements related to the transaction.

The use of interest-rate and index swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio security transactions. There is no limit, except as provided below in the Underlying Index Funds' policies and restrictions, on the amount of swap transactions that may be entered into by the Underlying Index Funds. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Underlying Index Funds are contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case the Underlying Index Funds may not receive the net amount of payments that they contractually are entitled to receive.

Letters of Credit. Certain of the debt obligations, certificates of participation, commercial paper and other short-term obligations which the E*TRADE Premier Money Market Fund is permitted to purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Letter of credit-backed investments must be of investment quality comparable to other permitted investments of the E*TRADE Premier Money Market Fund.


Securities Lending. The Fund and the Underlying Funds may lend securities from their portfolios to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The value of the loaned securities may not exceed one-third of the Fund or Underlying Funds' total assets and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. The Fund and the Underlying Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Fund and the Underlying Funds may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.


In determining whether to lend a security to a particular broker, dealer or financial institution, the Fund's investment advisor considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized and marked to market daily. The Fund and the Underlying Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that the Fund and the Underlying Funds may receive as collateral will not become part of the Fund and the Underlying Funds' investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund and the Underlying Funds will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund and the Underlying Funds is permitted to invest. During the time securities are on loan, the borrower will pay the Fund and the Underlying Funds any accrued income on those securities, and the Fund and the Underlying Funds may invest the cash collateral and earn income or receive an agreed upon fee from a borrower that has delivered cash-equivalent collateral.

Municipal Obligations. The E*TRADE Premier Money Market Fund may invest in municipal obligations. Municipal bonds generally have a maturity at the time of issuance of up to 40 years. Medium-term municipal notes are generally issued in anticipation of the receipt of tax receipts, of the proceeds of bond placements, or of other revenues. The ability of an issuer to make payments on notes is therefore especially dependent on such tax receipts, proceeds from bond sales or other revenues, as the case may be. Municipal commercial paper is a debt obligation with a state maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt.

The E*TRADE Premier Money Market Fund will invest in `high-quality' (as that term is defined in Rule 2a-7 of the 1940 Act) long-term municipal bonds, municipal notes and short-term commercial paper, with remaining maturities not exceeding 13 months.

Obligations of Foreign Governments, Banks and Corporations. The Underlying Funds may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by its investment adviser to be of comparable quality to the other obligations in which the Fund may invest.

To the extent that such investments are consistent with their respective investment objectives, the Underlying Funds may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Underlying Funds' assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

The Underlying Funds may also invest a portion of their total assets in high quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

Participation Interests. The E*TRADE Premier Money Market Fund may invest in participation interests of any type of security in which it may invest. A participation interest gives it an undivided interest in the underlying securities in the proportion that its participation interest bears to the total principal amount of the underlying securities.

Pass-Through Obligations. Certain of the debt obligations in which the E*TRADE Premier Money Market Fund may invest may be pass-through obligations that represent an ownership interest in a pool of mortgages and the resultant cash flow from those mortgages. Payments by homeowners on the loans in the pool flow through to certificate holders in amounts sufficient to repay principal and to pay interest at the pass-through rate. The stated maturities of pass-through obligations may be shortened by unscheduled prepayments of principal on the underlying mortgages. Therefore, it is not possible to predict accurately the average maturity of a particular pass-through obligation. Variations in the maturities of pass-through obligations will affect the yield of the E*TRADE
Premier Money Market Fund to the extent it invests in such obligations. Furthermore, as with any debt obligation, fluctuations in interest rates will inversely affect the market value of pass-through obligations.

Repurchase Agreements. The Underlying Funds may enter into a repurchase agreement wherein the seller of a security to the Underlying Fund agrees to repurchase that security from the Underlying Fund at a mutually-agreed upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. The Underlying Funds may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Underlying Funds, including government securities and mortgage-related securities, regardless of their remaining maturities, and requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below the repurchase price.

The Underlying Funds may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or is otherwise limited or if receipt of the security or collateral is delayed. The Underlying Funds' custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Underlying Funds under a repurchase agreement. Repurchase agreements are considered loans by the Underlying Funds. All repurchase transactions must be collateralized.

In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Underlying Funds limit investments in repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. The Underlying Funds' advisor monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price.

Rule 144A. It is possible that unregistered securities, purchased by the E*TRADE Premier Money Market Fund in reliance upon Rule 144A under the 1933 Act, could have the effect of increasing the level of the E*TRADE Premier Money Market Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

Securities Related Businesses. The 1940 Act limits the ability of the Underlying Funds to invest in securities issued by companies deriving more than 15% of their gross revenues from securities related activities ("financial companies"). If the indices in which the Underlying Index Funds invest provide a higher concentration in one or more financial companies, the Underlying Index Funds may experience increased tracking error due to the limitations on investments in such companies.

Short-term instruments and temporary investments. The Fund and the Underlying Funds may invest in high-quality money market instruments on an ongoing basis to provide liquidity or for temporary purposes when there is an unexpected level of shareholder purchases or redemptions or when "defensive" strategies are appropriate. The instruments in which the Fund and the Underlying Funds may invest include: (i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), bankers'
acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by the Fund's sub-advisor; (iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least "Aa" by Moody's or "AA" by S&P; (v) repurchase agreements; and (vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and in the opinion of the Fund's sub-advisor are of comparable quality to obligations of U.S. banks which may be purchased by the Fund and the Underlying Funds.


Unrated, Downgraded and Below Investment Grade Investments. The Underlying Funds may purchase instruments that are not rated if, in the opinion of their investment advisor, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by the Underlying Funds. After purchase by the Underlying Funds, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Underlying Funds. Neither event will require a sale of such security by the Underlying Funds provided that the amount of such securities held by the Underlying Funds does not exceed 5% of the Underlying Funds' net assets. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Underlying Funds will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in this SAI. The ratings of Moody's and S&P are more fully described in the Appendix to this SAI.


Because the Underlying Funds are not required to sell downgraded securities, the Underlying Funds could hold up to 5% of their net assets in debt securities rated below "Baa" by Moody's or below "BBB" by S&P or in unrated, low quality (below investment grade) securities. Although they may offer higher yields than do higher rated securities, low rated, and unrated, low quality debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated, low quality debt are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the Underlying Funds' ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Underlying Funds' shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated or unrated, low quality debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated or unrated, low quality debt securities may be more complex than for issuers of higher rated securities, and the ability of an Underlying Fund to achieve its investment objective may, to the extent it holds low rated or unrated low quality debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Underlying Fund held exclusively higher rated or higher quality securities.

Low rated or unrated low quality debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of such debt securities have been found to be less sensitive to interest rate changes than higher rated or higher quality investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated or unrated, low quality debt securities prices because the advent of a recession could dramatically lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of the debt securities defaults, the Fund may incur additional expenses to seek recovery.

U.S. Government Obligations. The Fund and the Underlying Funds may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the U.S. Treasury. U.S. Government obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises. Some obligations of such agencies or instrumentalities of the U.S. Government are supported by the full faith and credit of the United States or U.S. Treasury guarantees. Other obligations of such agencies or instrumentalities of the U.S. Government are supported by the right of the issuer or guarantor to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality or only by the credit of the agency or instrumentality issuing the obligation.

In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.


FUND POLICIES

Fundamental Investment Restrictions

The following are the Fund's fundamental investment restrictions, which cannot be changed without shareholder approval by a vote of a majority of the outstanding shares of the Fund, as set forth in the 1940 Act.

Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

Unless indicated otherwise below, the Fund:

1.    shall be a "diversified company" as that term is defined in the 1940 Act;

2. may not issue senior securities, except as permitted under the 1940 Act and as interpreted and modified by any regulatory authority having jurisdiction, from time to time;

3. may not borrow money, except as permitted under the 1940 Act and as interpreted and modified by any regulatory authority having jurisdiction, from time to time;

4. may not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;


5. may not concentrate its investments in a particular industry, as that term is used in the 1940 Act and as interpreted or modified by any regulatory authority having jurisdiction, from time to time except that there shall be no limitation with respect to investments in (i) obligations of the U.S. Government, its agencies or instrumentalities (or repurchase agreements thereto) and; (ii) investments in other registered open-end investment companies;


6. may not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

7. may not purchase physical commodities or contracts relating to physical commodities; and

8. may not make loans, except as permitted under the 1940 Act and as interpreted or modified by any regulatory authority having jurisdiction, from time to time.

Non-Fundamental Operating Restrictions

The following are the Fund's non-fundamental operating restrictions, which may be changed by the Fund's Board of Trustees without shareholder approval.

Unless indicated otherwise below, the Fund:

1. may not pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes;

2. may purchase securities of other investment companies as permitted under the 1940 Act;

3. may not invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act; and

4. may, notwithstanding any fundamental or non-fundamental policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially similar investment objectives and policies or investment objectives and policies as the Fund.

TRUSTEES AND OFFICERS

The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities and the conformity with Delaware Law and the stated policies of the Fund. The Board elects the officers of the Trust who are responsible for administering the Fund's day-to-day operations. Trustees and officers of the Fund, together with information as to their principal business occupations during the last five years, and other information are shown below. Each "interested or affiliated person," as defined in the 1940 Act, is indicated by an asterisk (*):


-----------------------------------------------------------------------------------
                          Position(s)
Name, Address, and Age    Held with the  Principal  Occupation(s)  During the Past
                          Fund           5 Years
-----------------------------------------------------------------------------------
*Leonard C. Purkis (51)   Trustee        Mr.  Purkis is chief financial  officer
4500 Bohannon Drive,                     and executive vice president of finance
Menlo Park, CA 94025                     and  administration  of  E*TRADE Group,
                                         Inc.  Mr.  Purkis  also  serves  on the
                                         board of directors of E*TRADE  Bank. He
                                         previously  served  as chief  financial
                                         officer    for    Iomega    Corporation
                                         (Hardware  Manufacturer)  from  1995 to
                                         1998.  Prior  to  joining  Iomega,   he
                                         served   in   numerous   senior   level
                                         domestic  and   international   finance
                                         positions for General  Electric Co. and
                                         its   subsidiaries,   culminating   his
                                         career there as senior vice  president,
                                         finance,  for GE Capital Fleet Services
                                         (Financial Sector).

*Shelly J. Meyers (41)    Trustee        Ms.   Meyers  is  the  Manager,   Chief
(1) 4500 Bohannon Drive,                 Executive   Officer,   Chief  Financial
Menlo Park, CA 94025                     Officer  and founder of Meyers  Capital
                                         Management LLC, a registered investment
                                         adviser  formed in  January  1996.  She
                                         also  serves on the board of  directors
                                         of Meyers  Investment Trust (investment
                                         company) and Meyers Capital  Management
                                         LLC.  She has also  managed  the Meyers
                                         Pride Value Fund since June 1996. Prior
                                         to that, she was employed by The Boston
                                         Company  Asset   Management,   Inc.  as
                                         Assistant   Vice   President   of   its
                                         Institutional Asset Management group.

Ashley T. Rabun (47)      Trustee        Ms.  Rabun  is  the Founder  and  Chief
4500 Bohannon Drive,                     Executive Officer of  InvestorReach  (a
Menlo Park, CA 94025                     consulting   firm    specializing    in
                                         marketing and  distribution  strategies
                                         for financial services companies) which
                                         was  formed in  October  1996.  She has
                                         been  a  trustee  of the  Zero  Gravity
                                         Mutual Fund since  January  2000 and of
                                         the  Trust  For   Investment   Managers
                                         (investment   Company)  since  December
                                         1999.  From  1992  to  1996,  she was a
                                         partner   and   director   of  Nicholas
                                         Applegate Capital Management.

Steven Grenadier (35)     Trustee        Mr. Grenadier is an Associate Professor
4500 Bohannon Drive,                     of  Finance at the  Graduate School  of
Menlo Park, CA 94025                     Business at Stanford  University, where
                                         he  has  been employed  as  a professor
                                         since 1992.

George J. Rebhan (66)     Trustee        Mr. Rebhan  has been a  trustee for the
4500 Bohannon Drive,                     Trust     For    Investment    Managers
Menlo Park, CA 94025                     (investment company) since  August  30,
                                         1999.  Mr. Rebhan retired  in  December
                                         1993, and prior to that he was President
                                         of Hotchkis and Wiley Funds (investment
                                         company) from 1985 to 1993.

*Amy J. Errett (42)       President      Ms. Errett is President of E*TRADE Asset
4500 Bohannon Drive,                     Management,  Inc.  She joined   E*TRADE
Menlo Park, CA 94025                     Asset  Management,  Inc. in March 2000.
                                         Prior to that, Ms. Errett was Chairman,
                                         Chief Executive Officer, and founder of
                                         Spectrem  Group   (financial   services
                                         consulting firm) since 1990.

*Liat Rorer (40)          Vice President Ms.  Rorer  is   Vice    President   of
4500 Bohannon Drive,                     Operations and  a  director of  E*TRADE
Menlo Park, CA 94025                     Asset Management, Inc. which she joined
                                         in 1999.  She is also a Vice  President
                                         of  E*TRADE's  Asset  Gathering  group.
                                         Prior to that  Ms.  Rorer  worked  as a
                                         senior   consultant  for  the  Spectrem
                                         Group,  (financial  services consulting
                                         firm)  beginning in 1998.  From 1996 to
                                         1998,   she   was  a   marketing   Vice
                                         President    for    Charles    Schwab's
                                         Retirement Plan Services,  and prior to
                                         that she held  positions in  Fidelity's
                                         Retail     Services,      Legal     and
                                         Institutional Services Departments.

*Dianne Dubois (40)       Vice           Ms.   Dubois   is  Vice  President  and
4500 Bohannon Drive       President and  Treasurer of E*TRADE Asset  Management.
Menlo Park, CA  94025     Treasurer      Ms. Dubois joined  E*TRADE  in  January
                                         2000.  From 1998 to 1999, she served as
                                         a Vice  President  of  Finance at PIMCO
                                         Advisors  L.P;  and  prior  to that she
                                         held    senior    financial    planning
                                         positions at Wellpoint Health Networks,
                                         and the Disney Corporation.

Elizabeth Gottfried (40)  Vice President Ms.   Gottfried   joined   E*TRADE   in
4500 Bohannon Drive                      September  2000.  Prior  to  that,  she
Menlo Park, CA  94025                    worked at Wells Fargo Bank from 1994 to
                                         2000 and managed various areas of Wells
                                         Fargo's mutual fund group.

Ulla Tarstrup (33)        Vice President Ms. Tarstrup  joined  E*TRADE in August
4500 Bohannon Drive                      1998.  Prior to  that,  she  worked  in
Menlo Park, CA  94025                    Franklin     Resources'    legal    and
                                         administration  department from 1994 to
                                         1998.

*Jay Gould (45)           Secretary      Mr. Gould is Secretary of E*TRADE Asset
4500 Bohannon Drive                      Management.  From  February to December
Menlo Park, CA  94025                    1999, he served as the Vice President of
                                         Transamerica   and  prior  to  that  he
                                         worked at Bank of America  (banking and
                                         financial services) from 1994.
------------

(1) Ms. Meyers may be considered an "interested person," but she is not an "affiliated person", as defined in the 1940 Act.

Each non-affiliated Trustee receives from the Trust an annual fee (payable quarterly) of $18,000 plus an additional fee of: (i) $4,500 for each regularly scheduled or special Board meeting attended; and (ii) $2,000 for each Audit Committee meeting attended. In addition, the Trust reimburses each of the non-affiliated Trustees for travel and other expenses incurred in connection with attendance at such meetings. Other officers and Trustees of the Trust receive no compensation or expense reimbursement. The following table provides an estimate of each Trustee's compensation received from the Trust for the current fiscal year ending December 31, 2001 and the total compensation received from the Trust for the fiscal year ended December 31, 2000:


Compensation Table


------------------------------------------------------------------------------
Name of Person, Position   Aggregate Compensation from   Total Compensation
                           the Trust 1                   from the Trust Paid
                                                         to Trustees 2
------------------------------------------------------------------------------
Leonard C. Purkis, Trustee None                          None
Shelly J. Meyers, Trustee  $40,000                       $52,500
3
Ashley T. Rabun, Trustee   $40,000                       $63,500
Steven Grenadier, Trustee  $40,000                       $63,500
George J. Rebhan, Trustee  $40,000                       $63,500

      No Trustee will receive any benefits upon retirement.  Thus, no pension or retirement benefits have accrued as part of the Fund's expenses.
------------

(1) This amount represents the estimated aggregate amount of compensation paid by the Trust to each non-affiliated Trustee for service on the Board of Trustees for the fiscal year ending December 31, 2001.

(2) This amount represents the actual amount paid in 2000. The amount is based on a prior compensation schedule in effect until July 1, 2000 and the current compensation schedule thereafter, as described above. The Trust consists of eleven series. There are no other funds in the Fund complex.

(3) Ms. Meyers may be considered an "interested person," but she is not an "affiliated person," as defined in the 1940 Act and is compensated by the Trust for serving as Trustee.


Code of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, each of the E*TRADE Funds has adopted a code of ethics. The Fund's investment advisor, sub-advisor, and principal underwriter have also adopted codes of ethics under Rule 17j-1. Each code of ethics permits personal trading by covered personnel, including securities that may be purchased or held by the Fund, subject to certain reporting requirements and restrictions.

Control Persons and Principal Holders of Securities


A shareholder that owns 25% or more of the Fund's voting securities is deemed to control the Fund on matters submitted to a vote of shareholders. To satisfy regulatory requirements and for compliance purposes, as of March 1, 2001, E*TRADE Asset Management, Inc. owned 100% of the Fund's outstanding shares. There are no other shareholders holding 25% or more. E*TRADE Asset Management, Inc., the Fund's investment advisor, is a Delaware corporation and is wholly owned by E*TRADE Group, Inc. Its address is 4500 Bohannon Drive, Menlo Park, CA 94025.



INVESTMENT MANAGEMENT

Investment Advisor. Under an investment advisory agreement ("Investment Advisory Agreement") with the Fund, E*TRADE Asset Management, Inc. ("E*TRADE Asset Management" or "Investment Advisor"), a registered investment adviser, provides investment advisory services to the Fund. The Investment Advisor also serves as the investment advisor to each of the Underlying Funds. The Investment Advisor is a wholly owned subsidiary of E*TRADE Group, Inc. and is located at 4500 Bohannon Drive, Menlo Park, CA 94025. The Investment Advisor commenced operating in February 1999. As of December 1, 2000, the Investment Advisor provided investment advisory services for over $415 million in assets.

Subject to the general supervision of the E*TRADE Funds' Trust's Board of Trustees and in accordance with the investment objective, policies and restrictions of the Fund, the Investment Advisor provides the Fund with ongoing investment management guidance, policy direction and monitoring of the Fund and any sub-advisors pursuant to an investment advisory agreement. For its advisory services, the Fund pays the Investment Advisor an investment advisory fee at an annual rate equal to 0.10% of the Fund's average daily net assets. The Investment Advisor retains a portion of that fee not paid to BGFA, as described below.

The Investment Advisor and the Trust are seeking an exemptive order from the SEC that will permit the Investment Advisor, subject to approval by the Board, to retain sub-advisors that are unaffiliated with the Investment Advisor without approval by the Fund's shareholders. The Investment Advisor, subject to Board oversight, has the ultimate responsibility for the investment performance of the Fund due to its responsibility to oversee Sub-advisors and recommend their hiring, termination, and replacement. If granted, such relief would require shareholder notification in the event of any change in sub-advisers. There is no assurance the exemptive order will be granted.

Sub-Advisor to the Fund. The Investment Advisor has entered into a sub-advisory agreement ("Sub-Advisory Agreement") with Barclays Global Fund Advisors ("BGFA"). BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC) and is located at 45 Fremont Street, San Francisco, California 94105. Barclays Global Investors has provided asset management, administration and advisory services for over 25 years. As of September 30, 2000 Barclays Global Investors and its affiliates, including BGFA, provided investment advisory services for over $831.9 billion of assets.

Under the Sub-Advisory Agreement, BGFA is responsible for the day-to-day management of the Fund's assets pursuant to the Fund's investment objective and restrictions. For its services, BGFA receives a fee from the Investment Advisor at an annual rate equal to 0.05% of the Fund's average daily net assets. The Sub-Advisory Agreement is subject to the same Board of Trustees' approval, oversight and renewal as the Investment Advisory Agreement.

Both the Investment Advisory Agreement and the Sub-Advisory Agreement will continue in effect for more than two years provided the continuance is approved annually (i) by the holders of a majority of the Fund's outstanding voting securities or by the Fund's Board of Trustees and (ii) by a majority of the Trustees of the Fund who are not parties to the Investment Advisory Agreement or the Sub-Advisory Agreement or interested persons of any such party. Both the Investment Advisory Agreement and the Sub-Advisory Agreement may be terminated on 60 days' written notice any such party and will terminate automatically if assigned.

Asset allocation, index and modeling strategies are employed by BGFA for other investment companies and accounts advised or sub-advised by BGFA. If these strategies indicate particular securities should be purchased or sold at the same time by the Fund and one or more of these investment companies or accounts, available investments or opportunities for sales will be allocated equitably to each by BGFA. In some cases, these procedures may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.


SERVICE PROVIDERS

Principal Underwriter. E*TRADE Securities, Inc., 4500 Bohannon Drive, Menlo Park, CA 94025, is the Fund's principal underwriter. The underwriter is a wholly owned subsidiary of E*TRADE Group, Inc.

Administrator of the Fund. E*TRADE Asset Management, the Fund's Investment Advisor, also serves as the Fund's administrator. As the Fund's administrator,
E*TRADE Asset Management provides administrative services directly or through sub-contracting, including: (i) coordinating the services performed by the investment advisor, transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; (ii) preparing or supervising the preparation of periodic reports to the Fund's shareholders; (iii) generally supervising regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and other federal or state governmental agencies; and (iv) monitoring and reviewing the Fund's contracted services and expenditures. E*TRADE Asset Management also furnishes office space and certain facilities required for conducting the business of the Fund. Pursuant to an administrative services agreement with the Fund, E*TRADE Asset Management receives a fee equal to 0.25% of the average daily net assets of the Fund.

Expense Limitation Agreement. In the interest of limiting expenses of the Fund through May 1, 2002, E*TRADE Asset Management has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, E*TRADE Asset Management has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business are limited to 0.50% of the Fund's daily net assets.

Custodian, Fund Accounting Services Agent and Sub-administrator. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian of the assets of the Fund. As a result, IBT has custody of all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the Fund. The custodian has no responsibility for any of the investment policies or decisions of the Fund. IBT also acts as the Fund's Accounting Services Agent. IBT also serves as the Fund's sub-administrator, under an agreement among IBT, the Trust and E*TRADE Asset Management, providing management reporting and treasury administration and financial reporting to Fund management and the Fund's Board of Trustees and preparing income tax provisions and tax returns.

Transfer Agent and Dividend Disbursing Agent. PFPC, Inc. 400 Bellevue Parkway, Wilmington, DE 19809, acts as transfer agent and dividend-disbursing agent for the Fund.

Retail Shareholder Servicing Agent. Under a Retail Shareholder Servicing Agreement with E*TRADE Securities and E*TRADE Asset Management, E*TRADE Securities, 4500 Bohannon Drive, Menlo Park, CA 94025, acts as shareholder servicing agent for the Fund. As shareholder servicing agent, E*TRADE Securities provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. Such services include: (i) providing to an approved shareholder mailing agent for the purpose of providing certain Fund-related materials the names and contact information of all shareholders; (ii) delivering current Fund prospectuses, statements of additional information, annual and other periodic reports upon shareholder requests; (iii) delivering statements to shareholders on a monthly basis; (iv) producing and providing confirmation statements reflecting purchases and redemptions; (v) answering shareholder inquiries regarding, among other things, share prices, account balances, dividend amounts and dividend payment dates; (vi) communicating purchase, redemption and exchange orders reflecting orders received from shareholders;
(vii) preparing and filing with the appropriate governmental agencies returns and reports required to be reported for dividends and other distributions made, amounts withheld on dividends and other distributions and payments under applicable federal and state laws, rules and regulations, and, as required, gross proceeds of sales transactions; and (viii) providing such other related services as the Fund or a shareholder may reasonably request, to the extent permitted by applicable law.

Independent Accountants. Deloitte & Touche LLP, 350 South Grand Avenue, Los Angeles, CA 90071-3462, acts as independent accountants for the Fund. Deloitte & Touche LLP is responsible for auditing the annual financial statements of the Fund.

Legal Counsel. Dechert, 1775 Eye Street N.W., Washington, DC 20006-2401, acts as legal counsel for the Fund.


PORTFOLIO TRANSACTIONS AND BROKERAGE SELECTION

The Fund has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Pursuant to the Sub-Advisory Agreement and subject to policies as may be established by the Fund's Board of Trustees, BGFA, as sub-advisor, is responsible for the Fund's investment portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Fund to obtain the best results taking into account the broker/dealer's general execution and operational facilities, the type of transaction involved and other factors such as the broker/dealer's risk in positioning the securities involved. While BGFA generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

Purchase and sale orders of the securities held by the Fund may be combined with those of other accounts that BGFA manages, and for which they have brokerage placement authority, in the interest of seeking the most favorable overall net results. When BGFA determines that a particular security should be bought or sold for the Fund and other accounts managed by BGFA, BGFA undertakes to allocate those transactions among the participants equitably.

Under the 1940 Act, persons affiliated with the Fund, BGFA and their affiliates are prohibited from dealing with the Fund as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.


Except in the case of equity securities purchased by the Fund, purchases and sales of securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Fund also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, money market securities, adjustable rate mortgage securities ("ARMS"), municipal obligations, and collateralized mortgage obligations ("CMOs") are traded on a net basis and do not involve brokerage commissions. The cost of executing the Fund's investment portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Commissions and spreads paid by the Fund may have the effect of reducing the total returns of the Fund.


Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, affiliates of BGFA or Barclays. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

In placing orders for portfolio securities of the Fund, BGFA is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that BGFA seeks to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While BGFA generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. In executing portfolio transactions and selecting brokers or dealers, BGFA seeks to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. Rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Fund's Board.

Certain of the brokers or dealers with whom the Fund may transact business offer commission rebates to the Fund. BGFA considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commission paid by other institutional investors for comparable services.


ORGANIZATION, DIVIDEND AND VOTING RIGHTS

The Fund is a diversified series of E*TRADE Funds (the "Trust"), an open-end investment company, organized as a Delaware business trust on November 4, 1998. The Trust may issue additional series and classes.

All shareholders may vote on each matter presented to shareholders. Fractional shares have the same rights proportionately as do full shares. Shares of the Trust have no preemptive, conversion, or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Trust. If the Trust issues additional series, each series of shares will be held separately by the custodian, and in effect each series will be a separate fund.

All shares of the Trust have equal voting rights. Approval by the shareholders of a fund is effective as to that fund whether or not sufficient votes are received from the shareholders of the other investment portfolios to approve the proposal as to those investment portfolios.

Generally, the Trust will not hold an annual meeting of shareholders unless required by the 1940 Act. The Trust will hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

Each share of the Fund represents an equal proportional interest in the Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee's office.

Under Delaware law, the shareholders of the Fund are not generally subject to liability for the debts or obligations of the Trust. Similarly, Delaware law provides that a series of the Trust will not be liable for the debts or obligations of any other series of the Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in other states or jurisdictions. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts of such other states or jurisdictions, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of a series of the Trust. Notice of such disclaimer will generally be given in each agreement, obligation or instrument entered into or executed by a series or the Trustees. The Declaration of Trust also provides for indemnification by the relevant series for all losses suffered by a shareholder as a result of an obligation of the series. In view of the above, the risk of personal liability of shareholders of a Delaware business trust is remote.

The Fund only recently commenced operations. Like any venture, there can be no assurance that the Fund as an enterprise will be successful or will continue to operate indefinitely.


SHAREHOLDER INFORMATION

Shares are sold through E*TRADE Securities.

Pricing of Fund Shares and Fund Assets. The net asset value of the Fund will be determined as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading. The Fund's investments in the Underlying Funds are determined by the NAVs reported by each Underlying Fund. The NYSE is open for trading Monday through Friday except on national holidays observed by the NYSE. Assets in which the Fund invests may trade and fluctuate in value after the close and before the opening of the NYSE.

The E*TRADE Premier Money Market Fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of the its investments at amortized cost with market values. When determining market values for portfolio securities, the it uses market quotes if they are readily available. In cases where quotes are not readily available, the it may value securities based on fair values developed using methods approved by the its Board of Trustees. Fair values may be determined by using actual quotations or estimates of market value, including pricing service estimates of market values or values obtained from yield data relating to classes of portfolio securities.

The amortized cost method of valuation seeks to maintain a stable net asset value per share ("NAV") of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest.

If a deviation of 1/2 of 1% or more were to occur between the NAV calculated using market values and the E*TRADE Premier Money Market Fund's $1.00 NAV calculated using amortized cost or if there were any other deviation that the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If the E*TRADE Premier Money Market Fund's NAV calculated using market values declined, or were expected to decline, below the E*TRADE Premier Money Market Fund's $1.00 NAV calculated using amortized cost, the Board of Trustees might temporarily reduce or suspend dividend payments of that fund in an effort to maintain the fund's $1.00 NAV. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, direct or indirect (such as the Fund's shareholders) investors in the E*TRADE Premier Money Market Fund would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors in the E*TRADE Premier Money Market Fund receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the E*TRADE Premier Money Market Fund's NAV (calculated using market values) were to increase, or were anticipated to increase above the E*TRADE Premier Money Market Fund's $1.00 NAV (calculated using amortized cost), the Board of Trustees might supplement dividends in an effort to maintain the Underlying Fund's $1.00 NAV. Net investment income for a Saturday, Sunday or holiday will be declared as a dividend to investors of record on the previous business day.

Telephone and Internet Redemption Privileges. The Fund employs reasonable procedures to confirm that instructions communicated by telephone or the Internet are genuine. The Fund may not be liable for losses due to unauthorized or fraudulent instructions. Such procedures include but are not limited to requiring a form of personal identification prior to acting on instructions received by telephone or the Internet, providing written confirmations of such transactions to the address of record, tape recording telephone instructions and backing up Internet transactions.

Retirement Plans. You can find information about the retirement plans offered by E*TRADE Securities by accessing our Website. You may fill out an IRA application online or request our IRA application kit by mail.


TAXATION

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Taxation of the Fund. The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

Distributions. Distributions of investment company taxable income (including net short-term capital gains) are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received. A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

The Fund will not be able to offset gains realized by one Underlying Fund against losses realized by another Underlying Fund. The Fund's use of the fund-of-funds structure could therefore affect the amount, timing and character of distribution to shareholders.

Foreign Taxes. The Fund may be subject to certain taxes imposed by the countries in which it invests or operates. If the Fund qualifies as a regulated investment company and if more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign taxes paid by the Fund that qualify as income or similar taxes under U.S. income tax principles as having been paid by the Fund's shareholders. For any year for which the Fund makes such an election, each shareholder will be required to include in its gross income an amount equal to its allocable share of such taxes paid by the Fund and the shareholders will be entitled, subject to certain limitations, to credit their portions of these amounts against their U.S. federal income tax liability, if any, or to deduct their portions from their U.S. taxable income, if any. No deduction for foreign taxes may be claimed by individuals who do not itemize deductions. In any year in which it elects to "pass through" foreign taxes to shareholders, the Fund will notify shareholders within 60 days after the close of the Fund's taxable year of the amount of such taxes and the sources of its income.

Generally, a credit for foreign taxes paid or accrued is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities may have to be treated as derived from U.S. sources and certain currency fluctuation gains, including Section 988 gains (defined below), may have to be treated as derived from U.S. sources. The limitation of the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from the Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be applied to offset no more than 90% of the alternative minimum tax imposed on corporations and individuals.

Although the Fund may itself be entitled to a deduction for such taxes paid by an Underlying Fund in which the Fund invests, the Fund will not be able to pass any such credit or deduction through to its own shareholders.

The foregoing is only a general description of the foreign tax credit. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

Dispositions. Upon a redemption, sale or exchange of shares of the Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for not more than one year. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.

Depending on the Fund's percentage ownership in an Underlying Fund both before and after a redemption, the Fund's redemption of shares of such Underlying Fund may cause the Fund to be treated as not receiving capital gain income on the amount by which the distribution exceeds the Fund's tax basis in the shares of the Underlying Fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution. This could cause shareholders of the Fund to recognize higher amounts of ordinary income than if the shareholders had held the shares of the Underlying Funds directly.

Equalization. The Funds may use the so-called "tax equalization method" to allocate a portion of earnings and profits to redemption proceeds. This method is intended to permit the Fund to achieve more balanced distributions for both continuing and departing shareholders. Continuing shareholders should realize tax savings or deferrals through this method, and departing shareholders will not have their tax obligations changed. Although using this method will not affect the Fund's total returns, it may reduce the amount that otherwise would be distributable to continuing shareholders by reducing the effect of redemptions on dividend and distribution amounts.

Backup Withholding. The Fund generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

Other Taxation. Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation.


Market Discount. If the Underlying Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Underlying Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Underlying Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Underlying Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Underlying Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

Original Issue Discount. Certain debt securities acquired by the Underlying Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Underlying Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Underlying Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).


Options, Futures and Forward Contracts. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which the Underlying Funds may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Underlying Funds at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

Transactions in options, futures and forward contracts undertaken by the Underlying Funds may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Underlying Funds, and losses realized by the Underlying Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Underlying Funds may make with respect to their straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Underlying Funds are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Underlying Funds, which is taxed as ordinary income when distributed to the Underlying Funds. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to the Fund as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Constructive Sales. Under certain circumstances, the Underlying Funds may recognize gain from a constructive sale of an "appreciated financial position" it holds if they enter into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Underlying Funds would be treated as if they had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Underlying Funds' holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Underlying Funds' holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

Section 988 Gains or Losses. Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Fund shares.

Passive Foreign Investment Companies. The Underlying Funds may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Underlying Funds receives a so-called "excess distribution" with respect to PFIC stock, the Underlying Funds themselves may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Underlying Funds to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Underlying Funds held the PFIC shares. The Underlying Funds will themselves be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Underlying Funds taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

The Underlying Funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Underlying Funds would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Underlying Funds' PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.


UNDERWRITER

Distribution of Securities. Under a Distribution Agreement with the Fund ("Distribution Agreement"), E*TRADE Securities Inc., 4500 Bohannon Drive, Menlo Park, CA 94025, acts as underwriter for the continuous offering of the Fund's shares. The Fund pays no compensation to E*TRADE Securities, Inc. for its distribution services. The Distribution Agreement provides that the Distributor will use its best efforts to distribute the Fund's shares.

The Fund is a no-load fund, therefore investors pay no sales charges when buying, exchanging or selling shares of the Fund. The Distribution Agreement further provides that the Distributor will bear any costs of printing prospectuses and shareholder reports which are used for selling purposes, as well as advertising and any other costs attributable to the distribution of the Fund's shares. The Distributor is a wholly owned subsidiary of E*TRADE Group, Inc. The Distribution Agreement is subject to the same termination and renewal provisions as are described above with respect to the Advisory Agreement.


PERFORMANCE INFORMATION

The Fund may advertise a variety of types of performance information as more fully described below. The Fund's performance is historical and past performance does not guarantee the future performance of the Fund. From time to time, the Investment Advisor may agree to waive or reduce its management fee and/or to reimburse certain operating expenses of the Fund. Waivers of management fees and reimbursement of other expenses will have the effect of increasing the Fund's performance.

Average Annual Total Return. The Fund's average annual total return quotation will be computed in accordance with a standardized method prescribed by rules of the SEC. The average annual total return for the Fund for a specific period is calculated as follows:

P(1+T)(To the power of n) = ERV

Where:

P = a hypothetical initial payment of $1,000
T = average annual total return
N = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the applicable period at the end of the period.

The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period and all recurring fees charges to all shareholder accounts are included.

Total Return. Calculation of the Fund's total return is not subject to a standardized formula. Total return performance for a specific period will be calculated by first taking an investment (assumed below to be $1,000) ("initial investment") in the Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value of the Fund on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

Cumulative Total Return. Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns and cumulative total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return. Distribution Rate. The distribution rate for the Fund would be computed, according to a non-standardized formula by dividing the total amount of actual distributions per share paid by the Fund over a twelve month period by the Fund's net asset value on the last day of the period. The distribution rate differs from the Fund's yield because the distribution rate includes distributions to shareholders from sources other than dividends and interest, such as short-term capital gains. Therefore, the Fund's distribution rate may be substantially different than its yield. Both the Fund's yield and distribution rate will fluctuate.

Yield. The yield would be calculated based on a 30-day (or one-month) period, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the result, according to the following formula:

YIELD = 2[(a-b+1)(To the power of 6)-1],
           ---
            cd

where:

a = dividends and interest  earned during the period;
b = expenses  accrued for the period  (net of  reimbursements);
c = the average daily number of shares outstanding during the period that were entitled to receive dividends;
d = the maximum offering price per share on the last day of the period.

The net investment income of a Fund includes actual interest income, plus or minus amortized purchase discount (which may include original issue discount) or premium, less accrued expenses. Realized and unrealized gains and losses on portfolio securities are not included in a Fund's net investment income.

Performance Comparisons:

Certificates of Deposit. Investors may want to compare the Fund's performance to that of certificates of deposit offered by banks and other depositary institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depositary institutions are subject to change at any time specified by the issuing institution.

Money Market Funds. Investors may also want to compare performance of the Fund to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.

Lipper Analytical Services, Inc. ("Lipper") and Other Independent Ranking Organizations. From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund may be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

Morningstar, Inc. The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.

Independent Sources. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund, especially those with similar objectives. Sources for fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron's, and a variety of investment newsletters.

Indices. The Fund may compare its performance to a wide variety of indices. There are differences and similarities between the investments that the Fund may purchase and the investments measured by the indices.

Historic data on each index for the Underlying Funds Index may be used to promote the Fund. The historical index data presented from time to time is not intended to suggest that an investor would have achieved comparable results by investing in any one equity security or in managed portfolios of equity securities, such as the Fund, during the periods shown.

Historical Asset Class Returns. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

Portfolio Characteristics. In order to present a more complete picture of the Fund's portfolio, marketing materials may include various actual or estimated portfolio characteristics, including but not limited to median market capitalizations, earnings per share, alphas, betas, price/earnings ratios, returns on equity, dividend yields, capitalization ranges, growth rates, price/book ratios, top holdings, sector breakdowns, asset allocations, quality breakdowns, and breakdowns by geographic region.

Measures of Volatility and Relative Performance. Occasionally statistics may be used to specify fund volatility or risk. The general premise is that greater volatility connotes greater risk undertaken in achieving performance. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is a statistical tool that measures the degree to which a fund's performance has varied from its average performance during a particular time period.


Standard deviation is calculated using the following formula:

      Standard deviation = the square root of  S(xi - xm)2
                                                ----------
                                                    n-1

Where:     S = "the sum of",

      xi = each individual return during the time period, xm = the average return over the time period, and n = the number of individual returns during the time period.

Statistics may also be used to discuss the Fund's relative performance. One such measure is alpha. Alpha measures the actual return of a fund compared to the expected return of a fund given its risk (as measured by beta). The expected return is based on how the market as a whole performed, and how the particular fund has historically performed against the market. Specifically, alpha is the actual return less the expected return. The expected return is computed by multiplying the advance or decline in a market representation by the Fund's beta. A positive alpha quantifies the value that the fund manager has added, and a negative alpha quantifies the value that the fund manager has lost. Other measures of volatility and relative performance may be used as appropriate. However, all such measures will fluctuate and do not represent future results.

Discussions of economic, social, and political conditions and their impact on the Fund may be used in advertisements and sales materials. Such factors that may impact the Fund include, but are not limited to, changes in interest rates, political developments, the competitive environment, consumer behavior, industry trends, technological advances, macroeconomic trends, and the supply and demand of various financial instruments. In addition, marketing materials may cite the portfolio management's views or interpretations of such factors.


STANDARD & POOR'S

The E*TRADE S&P 500 Index Fund relies on a license related to the S&P 500 Index. In the absence of the license, the E*TRADE S&P 500 Index Fund and the Fund may not be able to pursue their investment objectives. Although not currently anticipated, the license can be terminated.

The E*TRADE S&P 500 Index Fund and the Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of either the E*TRADE S&P 500 Index Fund, the Fund or any member of the public regarding the advisability of investing in securities generally or in the E*TRADE S&P 500 Index Fund or the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to E*TRADE Asset Management, the E*TRADE S&P 500 Index Fund or the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to E*TRADE Asset Management, E*TRADE S&P 500 Index Fund or the Fund. S&P has no obligation to take the needs of E*TRADE Asset Management, E*TRADE S&P 500 Index Fund, the Fund or the shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the E*TRADE S&P 500 Index Fund or the Fund or the timing of the issuance or sale of shares of the E*TRADE S&P 500 Index Fund or the Fund or in the determination or calculation of the equation by which the E*TRADE S&P 500 Index Fund or the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the E*TRADE S&P 500 Index Fund or the Fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the E*TRADE S&P 500 Index Fund, the Fund or the shareholders, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages. EAFE FREE INDEX

In the absence of permission to use the EAFE Free Index, the E*TRADE International Index Fund may not be able to pursue their investment objectives.

The E*TRADE International Index Fund and the Fund are not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International Inc. ("MSCI") or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of the E*TRADE International Index Fund, the Fund or any member of the public regarding the advisability of investing in securities generally or in the E*TRADE International Index Fund or the Fund particularly or the ability of the EAFE Free Index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the EAFE Free Index which is determined, composed and calculated by MSCI without regard to the E*TRADE International Index Fund, the Fund or E*TRADE Asset Management, Inc. MSCI has no obligation to take the needs of the E*TRADE International Index Fund, the Fund, E*TRADE Asset Management, Inc. or the shareholders into consideration in determining, composing or calculating the EAFE Free Index. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the E*TRADE International Index Fund and the Fund to be issued or in the determination or calculation of the equation by which the E*TRADE International Index Fund and the Fund's shares are redeemable for cash. Neither MSCI nor any other party has any obligation or liability to shareholders in connection with the administration, marketing or trading of the E*TRADE International Index Fund and the Fund.

Although MSCI shall obtain information for inclusion in or for use in the calculation of the EAFE Free Index from sources which MSCI considers reliable, neither MSCI nor any other party guarantees the accuracy and/or the completeness of the EAFE Free Index or any data included therein. Neither MSCI nor any other party makes any warranty, express or implied as to results to be obtained by E*TRADE Asset Management, Inc., E*TRADE International Index Fund, the Fund, the shareholders or any other person or entity from the use of the EAFE Free Index or any data included therein. Neither MSCI nor any other party makes any express or implied warranties, and MSCI hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the EAFE Free Index or any data included therein. Without limiting any of the foregoing, in no event shall MSCI or any other party have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.


FRANK RUSSELL COMPANY

"Frank Russell Company" and "Russell 2000 Index" are service marks of Frank Russell Company. Frank Russell Company has no relationship to the E*TRADE
Russell 2000 Index Fund or the Fund, other than the licensing of the Russell 2000 Index and its service marks for use in connection with the E*TRADE Russell 2000 Index Fund and the Fund.


BOND INDEX

Lehman Brothers ("Lehman") does not sponsor the E*TRADE Bond Index Fund or the Fund, nor is it affiliated in any way with E*TRADE Bond Index Fund, the Fund, or their investment advisor. "Lehman Brothers Government/Corporate Bond Index(R)" is a trademark of Lehman. The E*TRADE Bond Index Fund and the Fund are not sponsored, endorsed, sold, or promoted by Lehman, and neither Lehman nor the Bond Index makes any representation or warranty, express or implied, regarding the advisability of investing in the E*TRADE Bond Index Fund or the Fund.

APPENDIX

Description of certain ratings assigned by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff") and IBCA Inc. and IBCA Limited ("IBCA"):

S&P

Bond Ratings

"AAA"

      Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

"AA"

      Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

"A"

      Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

"BBB"

      Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

"BB, B, CCC, CC or C"

      Bonds rated "BB, B, CCC, CC or C" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.

"C1"

      Bonds rated "C1" is reserved for income bonds on which no interest is being paid.

"D"

      Bonds rated "D" are in default and payment of interest and/or payment of principal is in arrears.

      S&P's letter ratings may be modified by the addition of a plus (+) or minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

Commercial Paper Rating

      The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's

Bond Ratings

"Aaa"

      Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa"

      Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

"A"

      Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa"

      Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"Ba"

      Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

"B"

      Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

"Caa"

      Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

"Ca"

      Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

"C"

      Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's applies the numerical modifiers "1", "2" and "3" to show relative standing within the major rating categories, except in the "Aaa" category. The modifier "1" indicates a ranking for the security in the higher end of a rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of a rating category.

Commercial Paper Rating

      The rating ("P-1") Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers of "P-1" paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

      Issuers (or relating supporting institutions) rated ("P-2") Prime-2 have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

Bond Ratings

      The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

"AAA"

      Bonds rated "AAA" are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

"AA"

      Bonds rated "AA" are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short- term debt of these issuers is generally rated "F-1+".

"A"

      Bonds rated "A" are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

"BBB"

      Bonds rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

      Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

Short-Term Ratings

      Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

      Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

"F-1+"

      Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

"F-1"

      Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

"F-2"

      Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

Duff

Bond Ratings

"AAA"

      Bonds rated AAA are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

"AA"

      Bonds rated AA are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

"A"

      Bonds rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

"BBB"

      Bonds rated BBB are considered to have below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

      Plus (+) and minus (-) signs are used with a rating symbol (except AAA) to indicate the relative position of a credit within the rating category.

Commercial Paper Rating

      The rating "Duff-1" is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated "Duff-2" is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

IBCA

Bond and Long-Term Ratings

      Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated AA by IBCA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

Commercial Paper and Short-Term Ratings

      The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

International and U.S. Bank Ratings

      An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

4500 Bohannon Drive
Menlo Park, CA  94025
Telephone: (650) 331-6000
Toll-Free: (800) 786-2575
Internet:   http://www.etrade.com

                                     PART C:
                                OTHER INFORMATION

Item 23.    Exhibits

(a)(i)      Certificate of Trust.1

(a)(ii)     Trust Instrument.1

(a)(iii)    Amendment No. 1 to the Trust Instrument.12

(b)         By-laws.2

(b)(i)      Amendment No. 1 to the By-laws.12

(c) Certificates for Shares will not be issued. Articles II, VII, IX and X of the Trust Instrument, previously filed as exhibit (a)(ii), define the rights of holders of the Shares.1

(c)(i)      Electronic Delivery Consent.15

(d)(i)      Form  of  Investment   Advisory   Agreement  between  E*TRADE  Asset
            Management, Inc. and the Registrant with respect to the E*TRADE S&P 500 Index Fund.2

(d)(ii) Form of Amended and Restated Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, and E*TRADE International Index Fund.3

(d)(iii) Form of Amendment No. 1 to Amended and Restated Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE International Index Fund.7

(d)(iv)     Form  of  Investment   Advisory   Agreement  between  E*TRADE  Asset
            Management, Inc. and the Registrant with respect to the E*TRADE Technology Index Fund.3

(d)(v)      Form  of  Investment   Subadvisory  Agreement  among  E*TRADE  Asset
            Management, Inc., Barclays Global Fund Advisors and the Registrant with respect to the E*TRADE Technology Index Fund.3

(d)(vi)     Form  of  Investment   Advisory   Agreement  between  E*TRADE  Asset
            Management, Inc. and the Registrant with respect to the E*TRADE E-Commerce Index Fund.5

(d)(vii)    Form  of  Investment   Subadvisory  Agreement  among  E*TRADE  Asset
            Management, Inc., Barclays Global Fund Advisors and the Registrant with respect to the E*TRADE E-Commerce Index Fund.5

(d)(viii)   Form  of  Investment   Advisory   Agreement  between  E*TRADE  Asset
            Management, Inc. and the Registrant with respect to the E*TRADE Global Titans Index Fund.7

(d)(ix)     Form  of  Investment   Subadvisory  Agreement  among  E*TRADE  Asset
            Management, Inc., Barclays Global Fund Advisors and the Registrant with respect to the E*TRADE Global Titans Index Fund.7

(d)(x)      Form  of  Investment   Advisory   Agreement  between  E*TRADE  Asset
            Management, Inc. and the Registrant with respect to the E*TRADE Premier Money Market Fund.7

(d)(xi) Form of Amendment No. 2 to the Amended and Restated Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE Russell 2000 Index Fund.12

(d)(xii)    Form  of  Investment   Advisory   Agreement  between  E*TRADE  Asset
            Management, Inc. and the Registrant with respect to the E*TRADE Financial Sector Index Fund.12

(d)(xiii)   Form  of  Investment   Subadvisory  Agreement  among  E*TRADE  Asset
            Management, Inc., Barclays Global Fund Advisors and the Registrant with respect to the E*TRADE Financial Sector Index Fund.12

(d)(xiv)    Form  of  Investment   Advisory   Agreement  between  E*TRADE  Asset
            Management, Inc. and the Registrant with respect to the E*TRADE Asset Allocation Fund.

(d)(xv)     Form  of  Investment   Subadvisory  Agreement  among  E*TRADE  Asset
            Management, Inc., Barclays Global Fund Advisors and the Registrant with respect to the E*TRADE Asset Allocation Fund.

(e)(i) Form of Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to the E*TRADE S&P 500 Index Fund.2

(e)(ii) Amended and Restated Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund, and E*TRADE E-Commerce Index Fund.3

(e)(iii) Form of Amendment No. 1 to the Amended and Restated Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to E*TRADE Global Titans Index Fund and E*TRADE Premier Money Fund.7

(e)(iv) Form of Amendment No. 2 to the Amended and Restated Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund and E*TRADE Premier Money Market Fund.12

(e)(v) Form of Amendment No. 3 to the Amended and Restated Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to E*TRADE Russell 2000 Index Fund and E*TRADE Financial Sector Index Fund.12

(e)(vi) Form of Amendment No. 4 to the Amended and Restated Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to E*TRADE Asset Allocation Fund.

(f)         Bonus or Profit Sharing Contracts: Not applicable.

(g)(i) Form of Custodian Agreement between the Registrant and Investors Bank & Trust Company with respect to the E*TRADE S&P 500 Index Fund.2

(g)(ii) Form of Amendment No. 1 to the Custodian Agreement between the Registrant and Investors Bank & Trust Company with respect to E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, and E*TRADE International Index Fund.3

(g)(iii) Form of Amendment No. 2 to the Custodian Agreement between the Registrant and Investors Bank & Trust Company with respect to E*TRADE Premier Money Market Fund.7

(g)(iv) Form of Amendment to the Custodian Agreement between the Registrant and Investors Bank & Trust Company with respect to E*TRADE Technology Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund, E*TRADE Financial Sector Index Fund, E*TRADE Russell 2000 Index Fund and E*TRADE Asset Allocation Fund.

(g)(v) Form of Delegation Agreement between Investors Bank & Trust Company and the Registrant with respect to E*TRADE Global Titans Index Fund.

(g)(vi) Form of Custodian Services Agreement between Registrant and PFPC Trust Company with respect to the E*TRADE Technology Index Fund and E*TRADE E-Commerce Index Fund.3

(g)(vii) Form of Amended Exhibit A to the Custodian Services Agreement between Registrant and PFPC Trust Company with respect to the E*TRADE Global Titans Index Fund.12

(h)(1)(i) Form of Third Party Feeder Fund Agreement among the Registrant, E*TRADE Securities, Inc. and Master Investment Portfolio with respect to the E*TRADE S&P 500 Index Fund.2

(h)(1)(ii) Form of Third Party Feeder Fund Agreement among the Registrant, E*TRADE Securities, Inc. and Master Investment Portfolio with respect to the E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund, and E*TRADE Bond Index Fund.3

(h)(1)(iii) Form  of  Amended  and  Restated  to the  Third  Party  Feeder  Fund
            Agreement among the Registrant, E*TRADE Securities, Inc. and Master Investment Portfolio with respect to the E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, and E*TRADE International Index Fund.7

(h)(1)(iv) Form of Amendment No. 1 to the Amended and Restated Third Party Feeder Agreement among the Registrant, E*TRADE Securities Inc., and Master Investment Portfolio with respect to E*TRADE Premier Money Market Fund.7

(h)(1)(v) Form of Amendment No. 2 to the Amended and Restated Third Party Feeder Agreement among the Registrant, E*TRADE Securities Inc., and Master Investment Portfolio with respect to E*TRADE Russell 2000 Index Fund.12

(h)(2)(i) Form of Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE S&P 500 Index Fund.2

(h)(2)(ii) Form of Amendment No. 1 to the Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund, and E*TRADE E-Commerce Index Fund.3

(h)(2)(iii) Form of the Amended and Restated  Administrative  Services Agreement
            between the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund, E*TRADE E-Commerce Index Fund.7

(h)(2)(iv) Form of Amendment No. 1 to the Amended and Restated Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE Global Titans Index Fund and E*TRADE Premier Money Market Fund.7

(h)(2)(v) Form of Waiver and Modification to the Amended and Restated Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc with respect to E*TRADE Global Titans Index Fund.9

(h)(2)(vi) Form of Amended Exhibit A to the Waiver and Modification to the Amended and Restated Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to E*TRADE Premier Money Market Fund.10

(h)(2)(vii) Form of  Amended  Exhibit A to the Waiver  and  Modification  to the
            Amended and Restated Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund, and E*TRADE E-Commerce Index Fund.11

(h)(2)(viii)Form  of  Second  Amended  and  Restated   Administrative   Services
            Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund and E*TRADE Premier Money Market Fund.12

(h)(2)(ix) Form of Amendment No. 1 to the Second Amended and Restated Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE Russell 2000 Index Fund and E*TRADE Financial Sector Index Fund.12

(h)(2)(x) Form of Amendment No. 2 to the Second Amended and Restated Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to E*TRADE Asset Allocation Fund.

(h)(2)(xi)  Form of Expense  Limitation  Agreement  between the  Registrant  and
            E*TRADE  Asset  Management,   Inc  with  respect  to  E*TRADE  Asset
            Allocation Fund.

(h)(3)(i) Form of Sub-Administration Agreement among E*TRADE Asset Management, Inc., the Registrant and Investors Bank & Trust Company with respect to the E*TRADE S&P 500 Index Fund.4

(h)(3)(ii) Form of Amendment No. 1 to the Sub-Administration Agreement among E*TRADE Asset Management, Inc., the Registrant and Investors Bank & Trust Company with respect to the E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund and E*TRADE International Index Fund.3

(h)(3)(iii) Form of Amendment No. 2 to the  Sub-Administration  Agreement  among
            E*TRADE Asset Management, Inc., the Registrant and Investors Bank & Trust Company with respect to the E*TRADE Premier Money Market Fund.7

(h)(3)(iv) Form of Amendment to the Sub-Administration Agreement among E*TRADE Asset Management, Inc., the Registrant and Investors Bank & Trust Company with respect to the E*TRADE Technology Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund, E*TRADE Financial Sector Index Fund, E*TRADE Russell 2000 Index Fund and E*TRADE Asset Allocation Fund.

(h)(3)(v)Form  of  Amended   Appendix   B  to  the   Custodian   Agreement   and
            Sub-Administration Agreement among E*TRADE Asset Management, Inc., the Registrant and Investors Bank & Trust Company with respect to the E*TRADE Technology Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund, E*TRADE Financial Sector Index Fund and E*TRADE Asset Allocation Fund.15

(h)(4) Form of Sub-Administration and Accounting Services Agreement between E*TRADE Funds and PFPC, Inc. with respect to the E*TRADE Technology Index Fund.3

(h)(4)(i)   Exhibit  A  to  the   Sub-Administration   and  Accounting  Services
            Agreement between E*TRADE Funds and PFPC, Inc. with respect to the E*TRADE E-Commerce Index Fund.5

(h)(4)(ii) Form of Amended Exhibit A to the Sub-Administration and Accounting Services Agreement between E*TRADE Funds and PFPC, Inc. with respect to the E*TRADE Global Titans Index Fund.7

(h)(5)(i) Form of Transfer Agency Services Agreement between PFPC, Inc. and the Registrant with respect to the E*TRADE S&P 500 Index Fund.2

(h)(5)(ii) Form of Amended Exhibit A to the Transfer Agency Services Agreement between PFPC, Inc. and the Registrant with respect to the E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund, and E*TRADE E-Commerce Index Fund.3

(h)(5)(iii) Form of Amended Exhibit A to the Transfer Agency Services  Agreement
            between PFPC, Inc. and the Registrant with respect to the E*TRADE Global Titans Index Fund and E*TRADE Premier Money Market Fund.7

(h)(5)(iv) Form of Amended Exhibit A to the Transfer Agency Services Agreement between PFPC, Inc. and the Registrant with respect to the E*TRADE Russell 2000 Index Fund and E*TRADE Financial Sector Index Fund.12

(h)(5)(v) Form of Amended Exhibit A to the Transfer Agency Services Agreement between PFPC, Inc. and the Registrant with respect to the E*TRADE Asset Allocation Fund.

(h)(6)(i)   Form  of  Retail   Shareholder   Services  Agreement  among  E*TRADE
            Securities, Inc., the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE S&P 500 Index Fund.4

(h)(6)(ii) Form of Amendment No. 1 to the Retail Shareholder Services Agreement among E*TRADE Securities, Inc., the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund, and E*TRADE E-Commerce Index Fund.3

(h)(6)(iii) Form of Amendment No. 2 to the Retail Shareholder Services Agreement
            among E*TRADE Securities, Inc., the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE Global Titans Index Fund and E*TRADE Premier Money Market Fund.7

(h)(6)(iv) Form of Amendment No. 3 to the Retail Shareholder Services Agreement among E*TRADE Securities, Inc., the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE Russell 2000 Index Fund and E*TRADE Financial Sector Index Fund.12

(h)(6)(v) Form of Amendment No. 4 to the Retail Shareholder Services Agreement among E*TRADE Securities, Inc., the Registrant and E*TRADE Asset Management, Inc. with respect to E*TRADE Asset Allocation Fund.

(h)(7) State Securities Compliance Services Agreement between E*TRADE Funds and PFPC, Inc. with respect to S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund, and E*TRADE E-Commerce Index Fund.3

(h)(7)(i) Form of Amended Exhibit A to the State Securities Compliance Services Agreement between E*TRADE Funds and PFPC, Inc. with respect to E*TRADE Global Titans Index Fund and E*TRADE Premier Money Market Fund.7

(h)(7)(ii) Form of Amended Exhibit A to the State Securities Compliance Services Agreement between E*TRADE Funds and PFPC, Inc. with respect to E*TRADE Russell 2000 Index Fund and E*TRADE Financial Sector Index Fund.12

(h)(7)(iii) Form  of  Amended  Exhibit  A to  the  State  Securities  Compliance
            Services Agreement between E*TRADE Funds and PFPC, Inc. with respect to E*TRADE Asset Allocation Fund.

(i)(1) Opinion and Consent of Dechert Price & Rhoads with respect to the E*TRADE S&P 500 Index Fund.2

(i)(2) Opinion and Consent of Dechert Price & Rhoads with respect to the E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund and E*TRADE Technology Index Fund.3

(i)(3) Opinion and Consent of Dechert Price & Rhoads with respect to the E*TRADE E-Commerce Index Fund.5

(i)(4) Opinion and Consent of Dechert Price & Rhoads with respect to the E*TRADE International Index Fund.6

(i)(5) Opinion and Consent of Dechert Price & Rhoads with respect to the E*TRADE Premier Money Market Fund.7

(i)(6) Opinion and Consent of Dechert Price & Rhoads with respect to the E*TRADE Global Titans Index Fund.8

(i)(7) Opinion and Consent of Dechert Price & Rhoads, dated April 28, 2000 with respect to the E*TRADE S&P 500 Index Fund, the E*TRADE Extended Market Index Fund, the E*TRADE Bond Index Fund and the E*TRADE International Index Fund.11

(i)(8) Opinion and Consent of Dechert Price & Rhoads, dated April 28, 2000 with respect to the E*TRADE Technology Index Fund and the E*TRADE E-Commerce Index Fund.11

(i)(9) Opinion and Consent of Dechert Price & Rhoads, dated December 5, 2000 with respect to the E*TRADE Financial Sector Index Fund.13

(i)(10) Opinion and Consent of Dechert Price & Rhoads, dated December 5, 2000 with respect to the E*TRADE Russell 2000 Index Fund.14

(i)(11) Opinion and Consent of Dechert with respect to the E*TRADE Asset Allocation Fund.

(j)         Consent of Deloitte & Touche LLP: Not Applicable

(k)         Omitted Financial Statements: Not applicable.

(l)         Form  of  Subscription   Letter  Agreements  between  E*TRADE  Asset
            Management, Inc. and the Registrant.2

(m)         Rule 12b-1 Plan: Not applicable.

(n)         Rule 18f-3 Plan: Not applicable.

(p)(1)      Form of Code of Ethics of the Registrant.10

(p)(2)      Form of Code of Ethics of E*TRADE Asset Management, Inc.10

(p)(3)      Form of Code of Ethics of E*TRADE Securities, Inc.10

(p)(4)      Form of Code of Ethics of the Master Investment Portfolio.10

(p)(5)(i)   Form of Code of Ethics of Barclays Global Funds Advisors.12

(p)(5)(ii)  Form of Amended Code of Ethics of Barclays Global Funds Advisors.

(p)(6)   Form of Code of Ethics for Stephens, Inc.10

*     Form of Power of Attorney for the Registrant.7

**    Form of Power of Attorney for the Master Investment Portfolio.2

** Form of Power of Attorney for the Master Investment Portfolio on behalf of Leo Soong.10

*** Power of Attorney and Secretary's Certificate of Registrant for signature on behalf of Registrant.4

****  Power of Attorney for the Registrant on behalf of Amy J. Errett.10

***** Power of Attorney for the Registrant on behalf of Dianne Dubois.12


1  Incorporated  by  reference  from  the  Registrant's   Initial   Registration
   Statement on Form N-1A filed with the Securities and Exchange Commission ("SEC") on November 5, 1998.

2 Incorporated by reference from the Registrant's Pre-effective Amendment No. 2 to the Registration Statement on Form N-1A filed with the SEC on January 28, 1999.

3 Incorporated by reference from the Registrant's Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A filed with the SEC on August 11, 1999.

4 Incorporated by reference from the Registrant's Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed with the SEC on October 8, 1999.

5 Incorporated by reference from the Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A filed with the SEC on October 20, 1999.

6 Incorporated by reference from the Registrant's Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed with the SEC on October 20, 1999.

7 Incorporated by reference from the Registrant's Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A filed with the SEC on February 3, 2000.

8 Incorporated by reference from the Registrant's Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed with the SEC on February 3, 2000.

9 Incorporated by reference from the Registrant's Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed with the SEC on February 16, 2000.

10 Incorporated by reference from the Registrant's  Post-Effective Amendment No.
   18 to the Registration Statement on Form N-1A filed with the SEC on March 27, 2000.

11 Incorporated by reference from the Registrant's  Post-Effective Amendment No.
   19 to the Registration Statement on Form N-1A filed with the SEC on April 28, 2000.

12 Incorporated by reference from the Registrant's  Post-Effective Amendment No.
   21 to the Registration Statement on Form N-1A filed with the SEC on October 12, 2000.

13 Incorporated by reference from the Registrant's  Post-Effective Amendment No.
   23 to the Registration Statement on Form N-1A filed with the SEC on December 5, 2000.

14 Incorporated by reference from the Registrant's  Post-Effective Amendment No.
   24 to the Registration Statement on Form N-1A filed with the SEC on December 5, 2000.

15 Incorporated by reference from the Registrant's  Post-Effective Amendment No.
   27 to the Registration Statement on Form N-1A filed with the SEC on December 22, 2000.


Item 24.  Persons Controlled by or Under Common Control With Registrant

      E*TRADE Asset Management, Inc. ("E*TRADE Asset Management") (a Delaware corporation), may own more than 25% of one or more series of the Registrant, as described in the Statement of Additional Information, and thus may be deemed to control that series. E*TRADE Asset Management is a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group") (a Delaware corporation). Other companies of which E*TRADE Group owns greater than 25% include: E*TRADE Securities, Inc., Clearstation, Inc., Sharedata, Inc., Confluent, Inc., OptionsLink, TIR (Holdings) Limited, E*TRADE Bank and E*Offering Corp.

Item 25.  Indemnification

      Reference is made to Article X of the Registrant's Trust Instrument.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.


Item 26.  Business and Other Connections of Investment Adviser

      E*TRADE Asset Management, Inc. (the "Investment Advisor") is a Delaware corporation that offers investment advisory services. The Investment Advisor's offices are located at 4500 Bohannon Drive, Menlo Park, CA 94025. The directors and officers of the Investment Advisor and their business and other connections are as follows:

Directors and Officers of  Title/Status with            Other Business
Investment Adviser         Investment Adviser           Connections
------------------         ------------------           --------------

Amy J. Errett              President                    Chief  Asset   Gathering
                                                        Officer,  E*TRADE Group,
                                                        Inc.  Formerly  Chairman
                                                        and   CEO  of   Spectrem
                                                        Group from 1990 to 2000.

Dianne Dubois              Vice President               Vice President,  E*TRADE
                           and Treasurer                Securities,         Inc.
                                                        Formerly Vice  President
                                                        of PIMCO  Advisors  L.P.
                                                        from 1998 to 1999.

Liat Rorer                 Vice President               Vice  President,   Asset
                                                        Gathering,       E*TRADE
                                                        Group.  Formerly  Senior
                                                        Consultant  at  Spectrem
                                                        Group from 1998 to 2000.

Mindy Posoff               Vice President               Vice President,  E*TRADE
                                                        Securities,         Inc.
                                                        Formerly   with   Credit
                                                        Suisse    First   Boston
                                                        from 1986 to 1999.

Jay Gould                  Secretary                    Assistant        General
                                                        Counsel,  E*TRADE Group,
                                                        Inc.    Formerly    Vice
                                                        President             of
                                                        Transamerica        from
                                                        February     1999     to
                                                        December    1999,    and
                                                        Senior  Associate,  Bank
                                                        of America  from 1994 to
                                                        January 1999.

      Barclays Global Fund Advisors ("BGFA"), a wholly owned subsidiary of Barclays Global Investors, N.A. ("BGI"), is the sub-advisor for the E*TRADE Technology Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund, E*TRADE Financial Sector Index Fund and E*TRADE Asset Allocation Fund. BGFA is a registered investment adviser to certain open-end, management investment companies and various other institutional investors. The directors and officers of the sub-advisor and their business and other connections are as follows:


Name and Position at BGFA       Other Business  Connections

Patricia Dunn,                  Director of BGFA and  Co-Chairman  and  Director
Director                        of BGI,  45 Fremont  Street,  San Francisco,
                                CA 94105

Lawrence G. Tint,               Chairman of the  Board of Directors  of BGFA and
Chairman and Director           Chief  Executive  Officer  of  BGI,  45  Fremont
                                Street, San Francisco, CA  94105

Geoffrey Fletcher,              Chief  Financial  Officer of  BGFA and BGI since
Chief Financial Officer         May 1997, 45 Fremont Street,  San Francisco,  CA
                                94150   Managing    Director    and    Principal
                                Accounting  Officer  at  Bankers  Trust  Company
                                from    1988 - 1997,  505   Market   Street, San
                                Francisco, CA  94111


Item 27.  Principal Underwriters

(a) E*TRADE Securities, Inc. ("Distributor") serves as Distributor of Shares of the Trust. The Distributor is a wholly owned subsidiary of E*TRADE Group, Inc.

(b)   The officers and directors of E*TRADE Securities, Inc. are:

Name and Principal          Positions and Offices          Positions and Offices
Business Address*           with Underwriter                  with Registrant

Jarrett Lilian              Director and President                 None

Charles Nalbone             Director and Vice President            None

Susan T. White              Director                               None

Connie M. Dotson            Corporate Secretary                    None

* The business address of all officers of the Distributor is 4500 Bohannon Drive, Menlo Park, CA 94025.


Item 28.  Location of Accounts and Records

      The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained in the physical possession of:

      (1) E*TRADE Asset Management, Inc., the Registrant's investment advisor, is located at 4500 Bohannon Drive, Menlo Park, CA 94025;

      (2) Investors Bank & Trust Company, the Registrant's custodian, accounting services agent and sub-administrator, is located at 200 Clarendon Street, Boston, MA 02111;

      (3) PFPC Inc., the Registrant's transfer agent and dividend disbursing agent, is located at 400 Bellevue Parkway, Wilmington, DE 19809; and

      (4) Barclays Global Fund Advisors, the Master Portfolio's investment advisor and sub-advisor with respect to the E*TRADE Technology Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund, E*TRADE Financial Sector Index Fund, and E*TRADE Asset Allocation Fund is located at 45 Fremont Street, San Francisco, CA 94105.


Item 29.  Management Services

      Not applicable


Item 30.  Undertakings

      Not applicable

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to E*TRADE Funds' Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Washington in the District of Columbia on the 28th day of February, 2001.

                                          E*TRADE FUNDS (Registrant)

                                          By:   *
                                             -----------------------------------
                                             Name: Amy J. Errett
                                             Title: President

      Pursuant to the requirements of the Securities Act, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                      Title                       Date
 *
---------------------------
Dianne Dubois                  Vice President &            February 28, 2001
                               Treasurer
                               (Principal Financial and
                               Accounting Officer)
 *
---------------------------
Amy J. Errett                  President (Principal        February 28, 2001
                               Executive Officer)

 *
---------------------------                                February 28, 2001
Leonard C. Purkis               Trustee

 *
---------------------------
Shelly J. Meyers                Trustee                    February 28, 2001

 *
---------------------------
Ashley T. Rabun                Trustee                     February 28, 2001

 *
---------------------------
Steven Grenadier               Trustee                     February 28, 2001

 *
---------------------------
George J. Rebhan               Trustee                     February 28, 2001

*By /s/ David A. Vaughan
    -----------------------
David A. Vaughan
Attorney-In-Fact

                               EXHIBIT LIST


(d)(xiv) Form of Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE Asset Allocation Fund.

(d)(xv) Form of Investment Subadvisory Agreement among E*TRADE Asset Management, Inc., Barclays Global Fund Advisors and the Registrant with respect to the E*TRADE Asset Allocation Fund.

(e)(vi) Form of Amendment No. 4 to the Amended and Restated Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to E*TRADE Asset Allocation Fund.

(g)(iv) Form of Amendment to the Custodian Agreement between the Registrant and Investors Bank & Trust Company with respect to E*TRADE Russell 2000 Index Fund, E*TRADE Technology Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund, E*TRADE Financial Sector Index Fund and E*TRADE Asset Allocation Fund.

(g)(v) Form of Delegation Agreement between Investors Bank & Trust Company and the Registrant with respect to E*TRADE Global Titans Index Fund.

(h)(2)(x) Form of Amendment No. 2 to the Second Amended and Restated Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to E*TRADE Asset Allocation Fund.

(h)(2)(xi) Form of Expense Limitation Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to E*TRADE Asset Allocation Fund.

(h)(3)(iv) Form of Amendment to the Sub-Administration Agreement among E*TRADE Asset Management, Inc., the Registrant and Investors Bank & Trust Company with respect to the E*TRADE Technology Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index Fund, E*TRADE Financial Sector Index Fund, E*TRADE Russell 2000 Index Fund and E*TRADE Asset Allocation Fund.

(h)(5)(v)           Form of Amended  Exhibit A to the Transfer  Agency  Services
                    Agreement   between  PFPC,  Inc.  and  the  Registrant  with
                    respect to the E*TRADE Asset Allocation Fund.

(h)(6)(v) Form of Amendment No. 4 to the Retail Shareholder Services Agreement among E*TRADE Securities, Inc., the Registrant and E*TRADE Asset Management, Inc. with respect to E*TRADE Asset Allocation Fund.

(h)(7)(iii)         Form  of   Amended   Exhibit  A  to  the  State   Securities
                    Compliance Services Agreement between E*TRADE Funds and PFPC, Inc. with respect to E*TRADE Asset Allocation Fund.

(i)(11) Opinion and Consent of Dechert with respect to the E*TRADE Asset Allocation Fund.

(p)(6)              Form of  Amended  Code of Ethics of  Barclays  Global  Funds
                    Advisors.